UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2014

Item 1:	Report(s) to Shareholders.

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Emerging Markets Corporate Debt Fund

Emerging Markets Currency Fund

Emerging Markets Local Bond Fund

Multi-Asset Global Opportunity Fund

For the six-month period ended June 30, 2014

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector/Portfolio Allocation

Schedules of Investments:

8	Emerging Markets Corporate Debt Fund

14	Emerging Markets Currency Fund

41	Emerging Markets Local Bond Fund

48	Multi-Asset Global Opportunity Fund

50	Statements of Assets and Liabilities

54	Statements of Operations

56	Statements of Changes in Net Assets

60	Financial Highlights

87	Notes to Financial Statements

113	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Corporate Debt Fund, Lord Abbett Emerging Markets Currency Fund, Lord Abbett Emerging Markets Local Bond Fund, and Lord Abbett Multi-Asset Global Opportunity Fund
Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended June 30, 2014. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 1/1/14 – 6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/14	6/30/14	1/1/14 - 6/30/14
Class A
Actual	$1,000.00	$1,076.40	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$1,072.20	$9.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.62	$9.25
Class F
Actual	$1,000.00	$1,076.90	$4.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class I
Actual	$1,000.00	$1,077.50	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R2
Actual	$1,000.00	$1,077.40	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R3
Actual	$1,000.00	$1,077.40	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.85% for Class C, 0.95% for Class F, 0.85% for Classes I, R2 and R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Consumer Cyclicals	4.31%
Consumer Discretionary	3.77%
Consumer Services	4.14%
Consumer Staples	9.30%
Energy	14.56%
Financial Services	17.35%
Foreign Government	2.10%
Integrated Oils	5.63%
Materials and Processing	7.98%

Sector*	%**
Municipal	0.76%
Producer Durables	1.63%
Technology	2.05%
Telecommunications	9.34%
Transportation	7.67%
Utilities	7.32%
Repurchase Agreement	2.09%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Currency Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/14 -
	1/1/14	6/30/14	6/30/14
Class A
Actual	$1,000.00	$1,034.30	$4.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86
Class B
Actual	$1,000.00	$1,030.10	$8.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85
Class C
Actual	$1,000.00	$1,030.90	$8.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.86	$8.00
Class F
Actual	$1,000.00	$1,033.20	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36
Class I
Actual	$1,000.00	$1,035.30	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.03	$3.81
Class P
Actual	$1,000.00	$1,031.50	$5.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91
Class R2
Actual	$1,000.00	$1,032.20	$6.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.85
Class R3
Actual	$1,000.00	$1,031.30	$6.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.26

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.97% for Class A, 1.77% for Class B, 1.60% for Class C, 0.87% for Class F, 0.76% for Class I, 1.18% for Class P, 1.37% for Classes R2 and 1.25% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Asset-Backed	16.79%
Automotive	1.38%
Banking	7.36%
Basic Industry	3.24%
Capital Goods	1.39%
Consumer Cyclical	1.86%
Consumer Non-Cyclical	1.50%
Energy	11.10%
Financial Services	2.10%
Foreign Government	0.05%

Sector*	%**
Health Care	2.95%
Insurance	0.37%
Media	1.18%
Mortgage-Backed	32.29%
Real Estate	3.84%
Services	4.79%
Supranational	0.05%
Technology & Electronics	2.20%
Telecommunications	1.52%
Utility	4.04%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Local Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/14	6/30/14	1/1/14 - 6/30/14
Class A
Actual	$1,000.00	$1,055.90	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$1,051.80	$9.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.62	$9.25
Class F
Actual	$1,000.00	$1,056.50	$4.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class I
Actual	$1,000.00	$1,057.00	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R2
Actual	$1,000.00	$1,057.00	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R3
Actual	$1,000.00	$1,057.00	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.85% for Class C, 0.95% for Class F, 0.85% for Classes I, R2, and R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Consumer Services	1.30%
Financial Services	9.99%
Foreign Government	79.19%
Integrated Oils	2.76%
Telecommunications	1.28%
Transportation	1.07%
Utilities	1.79%
Repurchase Agreement	2.62%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Multi-Asset Global Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	1/1/14	6/30/14	1/1/14 - 6/30/14
Class A*
Actual	$1,000.00	$1,071.10	$1.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.16	$1.66
Class B*
Actual	$1,000.00	$1,067.50	$5.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.49	$5.36
Class C*
Actual	$1,000.00	$1,067.00	$5.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.49	$5.36
Class F*
Actual	$1,000.00	$1,071.90	$0.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.90	$0.90
Class I*
Actual	$1,000.00	$1,072.80	$0.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.40	$0.40
Class R2*
Actual	$1,000.00	$1,069.80	$3.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41
Class R3*
Actual	$1,000.00	$1,070.50	$2.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.12	$2.71

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.33% for Class A, 1.07% for Classes B and C, 0.18% for Class F, 0.08% for Class I, 0.68% for Class R2 and 0.54% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Multi-Asset Global Opportunity Fund invests.
*	The annualized expenses of each class have been restated (0.35% for Class A, 1.10% for Classes B and C, 0.20% for Class F, 0.10% for Class I, 0.70% for Class R2 and 0.60% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$1.80	$1.76
Class B	$5.64	$5.51
Class C	$5.64	$5.51
Class F	$1.03	$1.00
Class I	$0.51	$0.50
Class R2	$3.59	$3.51
Class R3	$3.08	$3.01

Multi-Asset Global Opportunity Fund (concluded)

Portfolio Holdings Presented by Portfolio Allocation

June 30, 2014

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	1.01%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	0.46%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	12.22%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	18.80%
Lord Abbett Investment Trust-High Yield Fund-Class I	10.72%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	42.37%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	12.68%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	0.50%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	1.18%
Repurchase Agreement	0.06%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments (unaudited)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2014

Investments			Shares (000)	Fair Value
LONG-TERM INVESTMENTS 95.92%

COMMON STOCK 0.10%

Oil
Geopark Ltd. (Chile)*(a) (cost $12,007)			1	$11,437

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.20%

Metals & Minerals: Miscellaneous 0.10%
Stillwater Mining Co.	1.75%	10/15/2032	$8	11,680

Technology 0.10%
Vipshop Holdings Ltd. (China)(a)	1.50%	3/15/2019	10	11,819
Total Convertible Bonds (cost $21,603)				23,499

CORPORATE BONDS 90.26%

Air Transportation 3.60%
Air Canada (Canada)†(a)	7.75%	4/15/2021	200	213,000
VRG Linhas Aereas SA (Brazil)†(a)	10.75%	2/12/2023	200	213,000
Total				426,000

Banks: Regional 9.32%
Banco GNB Sudameris SA (Colombia)†(a)	3.875%	5/2/2018	200	199,000
Banco Mercantil del Norte SA (Mexico)(a)	4.375%	7/19/2015	48	49,560
Corpbanca SA (Chile)(a)	3.125%	1/15/2018	200	200,478
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020	200	219,299
Korea Development Bank (The) (South Korea)(a)	3.00%	3/17/2019	200	206,829
National Savings Bank (Sri Lanka)(a)	8.875%	9/18/2018	200	227,500
Total				1,102,666

Beverages 2.69%
Ajecorp BV (Netherlands)†(a)	6.50%	5/14/2022	150	138,750
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)†(a)	3.375%	11/1/2022	200	179,500
Total				318,250

Broadcasting 0.41%
Clear Channel Communications, Inc.	6.875%	6/15/2018	50	48,687

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 1.89%
DP World Ltd. (United Arab Emirates)†(a)	6.85%	7/2/2037	$200	$224,000

Chemicals 3.76%
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	200	214,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020	20	20,500
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	210,074
Total				444,574

Computer Service 0.16%
First Data Corp.	11.75%	8/15/2021	16	19,060

Construction/Homebuilding 1.83%
Odebrecht Finance Ltd.†	7.125%	6/26/2042	200	217,000

Diversified 5.09%
Hutchison Whampoa International 11 Ltd.†	3.50%	1/13/2017	200	210,790
San Miguel Corp. (Philippines)(a)	4.875%	4/26/2023	200	187,000
Tenedora Nemak SA de CV (Mexico)†(a)	5.50%	2/28/2023	200	204,000
Total				601,790

Electric: Power 3.48%
AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	200	206,500
Korea Western Power Co., Ltd. (South Korea)†(a)	2.875%	10/10/2018	200	205,025
Total				411,525

Entertainment 0.19%
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	20	22,700

Financial Services 2.22%
Rio Oil Finance Trust Series 2014-1†	6.25%	7/6/2024	250	262,951

Financial: Miscellaneous 0.10%
First Cash Financial Services, Inc.†	6.75%	4/1/2021	11	11,743

Food 5.42%
ESAL GmbH (Austria)†(a)	6.25%	2/5/2023	200	197,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(a)	9.875%	2/1/2020	20	21,500
Tingyi Cayman Islands Holding Corp. (China)(a)	3.875%	6/20/2017	200	212,382
Tonon Luxembourg SA (Luxembourg)†(a)	10.50%	5/14/2024	200	210,500
Total				641,382

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.19%
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	$20	$22,300

Leasing 0.86%
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	100	102,250

Lodging 1.72%
MCE Finance Ltd. (Macao)†(a)	5.00%	2/15/2021	200	203,000

Machinery: Agricultural 1.60%
Comfeed Finance BV (Netherlands)†(a)	6.00%	5/2/2018	200	189,500

Media 3.65%
Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	200	216,250
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	200	215,248
Total				431,498

Metals & Minerals: Miscellaneous 1.65%
AngloGold Ashanti Holdings plc	5.125%	8/1/2022	200	195,394

Natural Gas 1.77%
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	200	209,500

Oil 10.82%
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(a)	4.50%	10/3/2023	200	210,212
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	200	206,577
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	227,750
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	200	217,500
Petroleos de Venezuela SA (Venezuela)†(a)	6.00%	11/15/2026	50	32,500
Petroleos de Venezuela SA (Venezuela)(a)	8.50%	11/2/2017	90	84,402
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	113,981
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	4.199%	3/6/2022	200	187,000
Total				1,279,922

Oil: Integrated Domestic 1.71%
EDC Finance Ltd. (Ireland)†(a)	4.875%	4/17/2020	200	196,500
Pioneer Energy Services Corp.	9.875%	3/15/2018	6	6,300
Total				202,800

Oil: Integrated International 3.80%
MIE Holdings Corp. (Hong Kong)†(a)	7.50%	4/25/2019	200	212,164
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	100	104,600

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International (continued)
YPF SA (Argentina)†(a)	8.875%	12/19/2018	$125	$132,500
Total				449,264

Real Estate Investment Trusts 3.46%
China South City Holdings Ltd. (Hong Kong)(a)	8.25%	1/29/2019	200	201,000
Shimao Property Holdings Ltd. (Hong Kong)(a)	8.125%	1/22/2021	200	208,500
Total				409,500

Retail 2.01%
Hot Topic, Inc.†	9.25%	6/15/2021	20	22,300
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018	200	215,500
Total				237,800

Steel 0.47%
Vale Overseas Ltd. (Brazil)(a)	6.25%	1/23/2017	50	56,017

Technology 1.75%
Baidu, Inc. (China)(a)	3.25%	8/6/2018	200	207,133

Telecommunications 9.15%
Altice Finco SA (Luxembourg)†(a)	8.125%	1/15/2024	200	221,500
Altice SA (Luxembourg)†(a)	7.75%	5/15/2022	200	214,000
Avanti Communications Group plc (United Kingdom)†(a)	10.00%	10/1/2019	30	31,950
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023	200	205,890
Comcel Trust†	6.875%	2/6/2024	200	216,500
Ooredoo International Finance Ltd.†	3.25%	2/21/2023	200	192,500
Total				1,082,340

Transportation: Miscellaneous 1.80%
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	200	212,880

Utilities 1.80%
Hrvatska Elektroprivreda (Croatia)†(a)	6.00%	11/9/2017	200	212,750

Utilities: Miscellaneous 1.89%
Inkia Energy Ltd. (Peru)†(a)	8.375%	4/4/2021	200	223,500
Total Corporate Bonds (cost $10,281,913)				10,679,676

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(b) 2.56%

Brazil 1.00%

Food/Beverage
BRF SA†	7.75%	5/22/2018	BRL	300	$117,787

Mexico 1.25%

Transportation: Miscellaneous
Red de Carreteras de Occidente SAPIB de CV	9.00%	6/10/2028	MXN	2,000	148,205

United Kingdom 0.31%

Retail
Enterprise Inns plc	6.875%	2/15/2021	GBP	20	36,795
Total Foreign Bonds (cost $285,159)					302,787

FOREIGN GOVERNMENT OBLIGATIONS 2.06%

Belize 0.30%
Republic of Belize†(a)	5.00%	2/20/2038		$50	35,500

Kenya 1.76%
Republic of Kenya†(a)	6.875%	6/24/2024		200	208,400
Total Foreign Government Obligations (cost $232,600)					243,900

MUNICIPAL BOND 0.74%

General Obligation
PR Comwlth GO (cost $93,035)	8.00%	7/1/2035		100	88,094
Total Long-Term Investments (cost $10,926,317)					11,349,393

SHORT-TERM INVESTMENT 2.04%

Repurchase Agreement
Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by $250,000 of U.S. Treasury Note at 2.00% due 11/30/2020; value: $250,313; proceeds: $241,729 (cost $241,729)				242	241,729
Total Investments in Securities 97.96% (cost $11,168,046)					11,591,122
Cash and Other Assets in Excess of Liabilities(c) 2.04%					240,932
Net Assets 100.00%					$11,832,054

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2014

BRL	Brazilian real.
GBP	British pound.
MXN	Mexican peso.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Sell	Credit Suisse	7/8/2014	257,000	$111,927	$116,117	$(4,190)
British pound	Sell	Bank of America	7/17/2014	21,000	35,137	35,935	(798)
Mexican peso	Sell	Goldman Sachs	7/10/2014	1,885,416	143,314	145,247	(1,933)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(6,921)

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,437	$—	$—	$11,437
Convertible Bonds	—	23,499	—	23,499
Corporate Bonds	—	10,679,676	—	10,679,676
Foreign Bonds	—	302,787	—	302,787
Foreign Government Obligations	—	243,900	—	243,900
Municipal Bond	—	88,094	—	88,094
Repurchase Agreement	—	241,729	—	241,729
Total	$11,437	$11,579,685	$—	$11,591,122
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(6,921)	—	(6,921)
Total	$—	$(6,921)	$—	$(6,921)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 88.12%

ASSET-BACKED SECURITIES 15.92%

Automobiles 6.68%
Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	$992	$993,306
Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	2,235	2,237,448
AmeriCredit Automobile Receivables Trust 2011-4 A3	1.17%	5/9/2016	99	99,377
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	53	53,401
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	625	625,796
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	1,600	1,600,784
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	257	257,812
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	250	251,970
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	1,073	1,074,326
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	390	390,862
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	586	587,350
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	466	470,595
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	546	549,806
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	170	170,090
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	919	919,698
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%	9/20/2016	1,424	1,428,057
Capital Auto Receivables Asset Trust 2014-1 A2	0.96%	4/20/2017	1,905	1,912,769
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	228	228,589
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	1,027	1,032,898
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	450	450,003
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	1,240	1,241,517
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	440	441,736
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	2,667	2,668,662
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	1,100	1,102,324

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%		6/15/2016	$1,790	$1,792,819
Hyundai Auto Receivables Trust 2014-B A3	0.90%		12/17/2018	1,060	1,061,016
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%		6/15/2015	736	735,750
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%		2/15/2016	1,040	1,040,831
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%		7/15/2016	570	570,910
Nissan Auto Lease Trust 2012-B A3	0.58%		11/16/2015	1,140	1,140,726
Nissan Auto Lease Trust 2013-A A3	0.61%		4/15/2016	1,558	1,561,213
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%		8/22/2016	571	572,076
Santander Drive Auto Receivables Trust 2012-4 A3	1.04%		8/15/2016	522	522,300
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%		7/15/2016	476	475,930
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%		6/15/2017	1,427	1,428,664
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	74	74,218
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	208	208,291
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	420	421,551
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	1,865	1,866,279
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%		5/16/2016	548	548,832
Total					34,810,582

Credit Cards 4.06%
American Express Credit Account Master Trust 2009-2 A	1.402%	#	3/15/2017	1,200	1,201,841
American Express Credit Account Master Trust 2012-5 A	0.59%		5/15/2018	2,075	2,078,729
Bank of America Credit Card Trust 2007-A10	0.222%	#	12/15/2016	1,500	1,499,931
Barclays Dryrock Issuance Trust 2012-1 A	0.302%	#	8/15/2017	1,000	1,000,000
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	880	884,505
Chase Issuance Trust 2012-A3	0.79%		6/15/2017	2,000	2,007,749
Citibank Credit Card Issuance Trust 2013-A1	0.254%	#	4/24/2017	2,000	1,999,619
Citibank Omni Master Trust 2009-A14A†	2.902%	#	8/15/2018	2,792	2,801,123
Discover Card Execution Note Trust 2012-A1	0.81%		8/15/2017	2,165	2,171,476
Dryden Senior Loan Fund 2012-23RA A1R†(a)	1.484%	#	7/17/2023	2,000	1,998,000
GE Capital Credit Card Master Note Trust 2010-1 A	3.69%		3/15/2018	2,000	2,044,704
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	400	401,206
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	1,050	1,052,633
Total					21,141,516

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 5.18%
AMAC CDO Funding I 2006-1A A1†	0.428%	#	11/23/2050	$406	$392,171
Avenue CLO VI Ltd. 2007-6A A2†	0.576%	#	7/17/2019	500	484,781
Babson CLO, Inc. 2006 I-1A B†	0.617%	#	7/15/2018	500	497,480
CIFC Funding II Ltd. 2014-2A A1L†	1.725%	#	5/24/2026	500	501,217
Divcore CLO 2013	4.051%		11/27/2032	1,000	1,001,250
Fairway Loan Funding Co. 2006-1A A3L†	0.886%	#	10/17/2018	600	594,808
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.727%	#	10/19/2025	525	522,809
Fortress Credit BSL Ltd. 2013-1A A†	1.408%	#	1/19/2025	1,000	990,761
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.531%	#	12/20/2020	500	491,088
Gannett Peak CLO Ltd. 2006-1A A2†	0.588%	#	10/27/2020	400	395,297
Gleneagles CLO Ltd. 2005-1A B†	0.775%	#	11/1/2017	500	492,949
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	750	756,264
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	1,660	1,662,723
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	500	500,185
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	500	494,806
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	750	739,583
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	630	630,349
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,650	1,653,427
JFIN CLO Ltd. 2007-1A A2†	0.468%	#	7/20/2021	471	467,273
JFIN Revolver CLO Ltd. 2013-1A A†	1.497%	#	1/20/2021	750	748,020
KKR Financial CLO Corp. 2007-1A B†	0.974%	#	5/15/2021	750	730,356
Liberty CLO Ltd. 2005-1A A1C†	0.475%	#	11/1/2017	369	368,088
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	400	401,887
OZLM VII Ltd. 2014-7A A1B†	1.745%	#	7/17/2026	750	748,800
Red River CLO Ltd. 1A A†	0.495%	#	7/27/2018	474	471,206
SLM Student Loan Trust 2006-4 A4	0.309%	#	4/25/2023	41	41,296
SLM Student Loan Trust 2010-A 2A†	3.402%	#	5/16/2044	1,622	1,726,381
SLM Student Loan Trust 2011-1 A1(b)	0.672%	#	3/25/2026	899	902,704
SLM Student Loan Trust 2011-B A1†	1.002%	#	12/16/2024	1,818	1,827,808
SLM Student Loan Trust 2012-A A1†	1.552%	#	8/15/2025	582	589,998
SLM Student Loan Trust 2012-C A1†	1.252%	#	8/15/2023	700	704,992

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
SLM Student Loan Trust 2012-E A1†	0.902%	#	10/16/2023	$283	$284,478
SLM Student Loan Trust 2013-B A1†	0.802%	#	7/15/2022	673	674,832
Stone Tower CLO V Ltd. 2006-5A A2B†	0.559%	#	7/16/2020	1,500	1,455,453
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.546%	#	4/17/2021	600	570,742
Venture XVII CLO Ltd. 2014-17A A†	1.764%	#	7/15/2026	850	852,189
Westchester CLO Ltd. 2007-1A A1A†	0.45%	#	8/1/2022	602	596,270
Total					26,964,721
Total Asset-Backed Securities (cost $82,844,352)					82,916,819

CORPORATE BONDS 34.63%

Aerospace/Defense 0.31%
Exelis, Inc.	4.25%		10/1/2016	1,500	1,591,838

Auto Loans 0.38%
Ford Motor Credit Co. LLC	0.80%	#	12/6/2017	2,000	2,003,006

Auto Parts & Equipment 0.83%
Continental Rubber of America Corp.†	4.50%		9/15/2019	2,500	2,661,000
Delphi Corp.	6.125%		5/15/2021	1,500	1,680,150
Total					4,341,150

Banking 5.54%
AmSouth Bank	5.20%		4/1/2015	1,250	1,289,734
Associated Banc-Corp.	5.125%		3/28/2016	1,250	1,331,920
Bank of America Corp.	5.70%		5/2/2017	308	342,019
Bank of America Corp.	7.75%		8/15/2015	811	871,780
Bank of America Corp.	7.80%		9/15/2016	123	139,856
Bank of America Corp.	10.20%		7/15/2015	3,000	3,290,553
Bank of America NA	6.10%		6/15/2017	500	564,474
Citigroup, Inc.	0.501%	#	6/9/2016	4,430	4,391,813
Comerica Bank	8.375%		7/15/2024	250	250,655
Export-Import Bank of Korea (South Korea)(c)	0.977%	#	1/14/2017	1,000	1,007,396
Goldman Sachs Group, Inc. (The)	2.227%	#	8/24/2016	250	255,639
Korea Development Bank (The) (South Korea)(c)	0.853%	#	1/22/2017	1,000	1,001,773
Lloyds Bank plc (United Kingdom)(c)	9.875%		12/16/2021	500	592,500
Morgan Stanley	3.00%		8/31/2015	500	510,625
Morgan Stanley	5.375%		10/15/2015	450	476,635
Regions Financial Corp.	5.75%		6/15/2015	500	522,707
Regions Financial Corp.	7.75%		11/10/2014	1,000	1,025,094

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banking (continued)
Royal Bank of Scotland Group plc (United Kingdom)(c)	1.174%	#	3/31/2017	$2,000	$2,011,080
Royal Bank of Scotland Group plc (United Kingdom)(c)	2.55%		9/18/2015	895	913,731
Santander Holdings USA, Inc.	3.00%		9/24/2015	250	256,862
Shinhan Bank (South Korea)†(c)	0.88%	#	4/8/2017	1,800	1,806,640
US Bank NA	3.778%		4/29/2020	5,000	5,118,680
Zions Bancorporation	4.00%		6/20/2016	832	874,696
Total					28,846,862

Brokerage 0.37%
Jefferies Group LLC	5.125%		4/13/2018	1,000	1,097,519
Jefferies Group LLC	5.50%		3/15/2016	500	535,774
Raymond James Financial, Inc.	8.60%		8/15/2019	250	316,041
Total					1,949,334

Building Materials 0.15%
Martin Marietta Materials, Inc.†(a)	1.331%	#	6/30/2017	500	500,073
Owens Corning, Inc.	6.50%		12/1/2016	250	278,971
Total					779,044

Chemicals 0.50%
Incitec Pivot Ltd. (Australia)†(c)	4.00%		12/7/2015	250	259,790
Yara International ASA (Norway)†(c)	5.25%		12/15/2014	1,685	1,720,385
Yara International ASA (Norway)†(c)	7.875%		6/11/2019	500	612,847
Total					2,593,022

Computer Hardware 0.36%
Brocade Communications Systems, Inc.	6.875%		1/15/2020	1,750	1,855,000

Consumer Products 0.39%
Avon Products, Inc.	2.375%		3/15/2016	2,000	2,027,282

Consumer/Commercial/Lease Financing 0.70%
Air Lease Corp.	5.625%		4/1/2017	2,000	2,197,500
International Lease Finance Corp.†	7.125%		9/1/2018	1,250	1,453,125
Total					3,650,625

Diversified Capital Goods 0.62%
Leucadia National Corp.	8.125%		9/15/2015	3,000	3,243,750

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Distribution/Transportation 0.50%
Pepco Holdings, Inc.	2.70%		10/1/2015	$1,000	$1,020,013
PPL WEM Holdings Ltd. (United Kingdom)†(c)	3.90%		5/1/2016	1,250	1,309,528
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	237	251,410
Total					2,580,951

Electric: Integrated 1.94%
Cleveland Electric Illuminating Co. (The)	5.70%		4/1/2017	1,000	1,091,929
Duquesne Light Holdings, Inc.	5.50%		8/15/2015	1,000	1,051,116
Entergy Corp.	4.70%		1/15/2017	2,250	2,429,096
Exelon Generation Co. LLC	6.20%		10/1/2017	375	427,569
Jersey Central Power & Light Co.	5.625%		5/1/2016	1,375	1,482,218
Pennsylvania Electric Co.	6.05%		9/1/2017	2,000	2,269,476
Public Service Co. of New Mexico	7.95%		5/15/2018	1,125	1,351,832
Total					10,103,236

Energy: Exploration & Production 2.36%
Continental Resources, Inc.	7.125%		4/1/2021	1,225	1,388,844
Continental Resources, Inc.	7.375%		10/1/2020	1,900	2,120,875
Continental Resources, Inc.	8.25%		10/1/2019	1,526	1,619,428
Hrvatska Elektroprivreda (Croatia)†(c)	6.00%		11/9/2017	200	212,750
Petrohawk Energy Corp.	6.25%		6/1/2019	1,128	1,221,060
Plains Exploration & Production Co.	7.625%		4/1/2020	3,750	4,115,625
Plains Exploration & Production Co.	8.625%		10/15/2019	1,500	1,612,500
Total					12,291,082

Food & Drug Retailers 0.19%
Safeway, Inc.	5.625%		8/15/2014	1,000	1,005,909

Food: Wholesale 0.38%
Mondelez International, Inc.	0.745%	#	2/1/2019	2,000	1,997,762

Gas Distribution 2.87%
Copano Energy LLC/Copano Energy Finance Corp.	7.125%		4/1/2021	1,250	1,417,145
Crosstex Energy LP/Crosstex Energy Finance Corp.	7.125%		6/1/2022	3,171	3,692,233
DCP Midstream Operating LP	3.25%		10/1/2015	1,150	1,181,988
El Paso Pipeline Partners Operating Co. LLC	4.10%		11/15/2015	1,000	1,045,313
Enbridge Energy Partners LP	6.50%		4/15/2018	500	583,328
Gulfstream Natural Gas System LLC†	5.56%		11/1/2015	2,750	2,905,884
Southeast Supply Header LLC†	4.85%		8/15/2014	1,500	1,506,600
Texas Gas Transmission LLC	4.60%		6/1/2015	2,500	2,590,565
Total					14,923,056

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 0.87%
Omega Healthcare Investors, Inc.	6.75%		10/15/2022	$2,000	$2,171,400
Omega Healthcare Investors, Inc.	7.50%		2/15/2020	2,203	2,379,240
Total					4,550,640

Hotels 1.04%
Host Hotels & Resorts LP	5.875%		6/15/2019	1,500	1,611,990
Host Hotels & Resorts LP	6.00%		11/1/2020	3,500	3,820,789
Total					5,432,779

Integrated Energy 1.35%
CNPC General Capital Ltd. (China)†(c)	1.125%	#	5/14/2017	2,000	2,007,014
Petrobras Global Finance BV (Netherlands)(c)	2.592%	#	3/17/2017	3,000	3,043,200
Sinopec Group Overseas Development 2014 Ltd.†	1.007%	#	4/10/2017	2,000	2,003,000
Total					7,053,214

Investments & Miscellaneous Financial Services 0.54%
Ares Capital Corp.	4.875%		11/30/2018	750	798,866
Kayne Anderson MLP Investment Co.	1.481%	#	8/19/2016	2,000	2,005,236
Total					2,804,102

Life Insurance 0.35%
Symetra Financial Corp.†	6.125%		4/1/2016	825	885,786
UnumProvident Finance Co. plc (United Kingdom)†(c)	6.85%		11/15/2015	889	956,123
Total					1,841,909

Media: Cable 0.12%
BSKYB Finance UK PLC (United Kingdom)†(c)	5.625%		10/15/2015	450	477,770
Cox Communications, Inc.	5.50%		10/1/2015	150	158,828
Total					636,598

Medical Products 0.27%
Hospira, Inc.	6.05%		3/30/2017	1,250	1,379,899

Metals/Mining (Excluding Steel) 1.44%
Anglo American Capital plc (United Kingdom)†(c)	1.176%	#	4/15/2016	500	501,809
Barrick Gold Corp. (Canada)(c)	2.90%		5/30/2016	375	387,227
Glencore Canada Corp. (Canada)(c)	5.50%		6/15/2017	500	550,843
Glencore Funding LLC†	1.387%	#	5/27/2016	3,200	3,220,867
Glencore Funding LLC†	1.587%	#	1/15/2019	500	502,960

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)
Kinross Gold Corp. (Canada)(c)	3.625%	9/1/2016	$1,500	$1,563,693
Xstrata Finance Canada Ltd. (Canada)†(c)	3.60%	1/15/2017	750	787,348
Total				7,514,747

Oil Field Equipment & Services 0.63%
National Oilwell Varco, Inc.	6.125%	8/15/2015	750	750,823
Noble Holding International Ltd.	3.45%	8/1/2015	250	257,196
Transocean, Inc.	6.00%	3/15/2018	2,000	2,260,956
Total				3,268,975

Pharmaceuticals 1.14%
Mylan, Inc.†	6.00%	11/15/2018	756	790,803
Mylan, Inc.†	7.875%	7/15/2020	2,754	3,049,058
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	2,000	2,107,580
Total				5,947,441

Real Estate Investment Trusts 3.06%
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	2.00%	2/6/2017	2,500	2,507,590
DDR Corp.	7.50%	7/15/2018	500	597,651
Digital Realty Trust LP	4.50%	7/15/2015	2,000	2,057,440
Digital Realty Trust LP	5.875%	2/1/2020	250	278,185
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	2,150	2,418,720
Hospitality Properties Trust	5.125%	2/15/2015	1,943	1,952,800
Hospitality Properties Trust	6.30%	6/15/2016	500	534,275
Hospitality Properties Trust	6.70%	1/15/2018	687	774,399
Kilroy Realty LP	5.00%	11/3/2015	475	501,856
Mid-America Apartments LP†	6.05%	9/1/2016	575	629,846
Reckson Operating Partnership LP	6.00%	3/31/2016	1,500	1,614,993
Regency Centers LP	5.25%	8/1/2015	1,262	1,321,829
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part	5.00%	8/15/2018	500	544,711
UDR, Inc.	5.25%	1/15/2016	175	186,302
Total				15,920,597

Restaurants 0.33%
Darden Restaurants, Inc.	6.20%	10/15/2017	1,500	1,717,905

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Software/Services 1.40%
Computer Sciences Corp.	2.50%		9/15/2015	$500	$509,091
Dun & Bradstreet Corp. (The)	2.875%		11/15/2015	3,000	3,082,956
Fidelity National Information Services, Inc.	7.875%		7/15/2020	3,500	3,706,710
Total					7,298,757

Specialty Retail 1.09%
QVC, Inc.†	7.375%		10/15/2020	4,000	4,295,032
QVC, Inc.†	7.50%		10/1/2019	1,300	1,366,474
Total					5,661,506

Support: Services 1.07%
URS Corp.	3.85%		4/1/2017	500	521,454
Western Union Co. (The)	1.227%	#	8/21/2015	5,000	5,033,175
Total					5,554,629

Telecommunications: Integrated/Services 0.47%
Qwest Corp.	7.50%		10/1/2014	1,750	1,779,731
Qwest Corp.	7.625%		6/15/2015	625	662,204
Total					2,441,935

Telecommunications: Wireless 0.22%
American Tower Corp.	7.00%		10/15/2017	1,000	1,164,625

Transportation (Excluding Air/Rail) 0.85%
Asciano Finance Ltd. (Australia)†(c)	3.125%		9/23/2015	2,750	2,807,398
Con-way, Inc.	7.25%		1/15/2018	1,391	1,623,297
Total					4,430,695
Total Corporate Bonds (cost $179,318,003)					180,403,862

FLOATING RATE LOANS(d) 5.04%

Aerospace/Defense 0.77%
Alliant Techsystems, Inc. Term Loan B	3.50% - 5.00%		11/1/2020	2,139	2,146,941
Delos Finance S.A.R.L. Term Loan (Luxembourg)(c)	3.50%		3/6/2021	1,850	1,852,118
Total					3,999,059

Apparel/Textiles 0.19%
PVH Corp. Tranche B Term Loan	3.25%		2/13/2020	983	991,446

Electronics 0.37%
Avago Technologies Cayman Ltd. Term Loan	3.00%		5/6/2021	1,925	1,933,201

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 0.09%
Aramark Corp. Term Loan E	3.25%		9/7/2019	$499	$496,007

Gaming 0.94%
Las Vegas Sands LLC Term Loan B	3.25%		12/19/2020	2,239	2,241,187
Seminole Tribe of Florida Initial Term Loan	3.00%		4/29/2020	2,663	2,662,120
Total					4,903,307

Media: Broadcast 0.43%
AMC Networks, Inc. Term Loan A	2.151%		6/30/2017	2,250	2,254,579

Media: Cable 0.59%
Charter Communications Operating LLC Term Loan E	3.00%		7/1/2020	1,742	1,717,525
CSC Holdings LLC Term Loan B	2.65%		4/17/2020	1,350	1,337,633
Total					3,055,158

Medical Products 0.57%
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(c)	2.234%		8/7/2019	1,608	1,613,212
Thermo Fisher Scientific, Inc. Committed Term Loan	1.623%		5/31/2016	1,363	1,364,633
Total					2,977,845

Support: Services 0.60%
Activision Blizzard, Inc. Term Loan	3.25%		10/12/2020	3,092	3,103,441

Telecommunications: Wireless 0.49%
American Tower Corp. Term Loan A	1.40%		1/3/2019	1,625	1,625,008
DigitalGlobe, Inc. Term Loan	3.75%		1/31/2020	914	916,997
Total					2,542,005
Total Floating Rate Loans (cost $26,284,107)					26,256,048

FOREIGN GOVERNMENT OBLIGATION(c) 0.05%

Brazil
Federal Republic of Brazil (cost $249,913)	8.00%		1/15/2018	222	248,333

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.14%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.687%	#	10/25/2030	1,500	1,621,437
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.163%	#	11/25/2044	100	106,241

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.949%	#	6/25/2047	$200	$210,146
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684%	#	8/25/2045	303	314,923
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.484%	#	5/25/2045	75	76,985
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274%	#	4/25/2046	300	303,667
Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019	1,359	1,437,841
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	797	842,561
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	571	580,906
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	1,622	1,644,667
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	637	640,801
Federal National Mortgage Assoc. 2013-M14 A	1.70%		8/25/2018	823	824,251
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	432	432,684
Government National Mortgage Assoc. 2014-15 IO	1.06%		8/16/2054	19,896	1,639,204
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	150	151,587
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	243	243,591
Government National Mortgage Assoc. 2014-78 IO	1.003%	#	3/16/2056	1,340	106,101
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,031,270)					11,177,593

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.76%

Federal Home Loan Mortgage Corp.	2.274%	#	2/1/2038	753	799,445
Federal Home Loan Mortgage Corp.	2.283%	#	4/1/2038	992	1,049,183
Federal Home Loan Mortgage Corp.	2.34%	#	12/1/2035	880	933,925
Federal Home Loan Mortgage Corp.	2.359%	#	6/1/2038	243	259,525
Federal Home Loan Mortgage Corp.	2.36%	#	12/1/2037	434	462,065
Federal Home Loan Mortgage Corp.	2.37%	#	10/1/2035	642	683,768
Federal Home Loan Mortgage Corp.	2.38%	#	4/1/2037	563	598,401
Federal Home Loan Mortgage Corp.	2.38%	#	3/1/2038	632	672,250
Federal Home Loan Mortgage Corp.	2.417%	#	5/1/2036	475	505,776
Federal Home Loan Mortgage Corp.	2.421%	#	11/1/2038	907	965,280
Federal Home Loan Mortgage Corp.	2.421%	#	10/1/2038	376	399,786
Federal Home Loan Mortgage Corp.	2.434%	#	10/1/2039	582	618,072

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.435%	#	2/1/2035	$1,657	$1,762,507
Federal Home Loan Mortgage Corp.	2.438%	#	4/1/2037	243	258,024
Federal Home Loan Mortgage Corp.	2.438%	#	12/1/2036	815	867,654
Federal Home Loan Mortgage Corp.	2.446%	#	5/1/2035	412	438,432
Federal Home Loan Mortgage Corp.	2.605%	#	9/1/2036	748	800,887
Federal Home Loan Mortgage Corp.	2.629%	#	2/1/2037	867	931,167
Federal Home Loan Mortgage Corp.	2.63%	#	12/1/2035	711	763,598
Federal Home Loan Mortgage Corp.(b)	5.00%		5/1/2021	115	124,300
Federal National Mortgage Assoc.	1.923%	#	7/1/2035	2,320	2,470,645
Federal National Mortgage Assoc.	1.933%	#	11/1/2034	1,264	1,327,122
Federal National Mortgage Assoc.	1.935%	#	1/1/2035	817	861,791
Federal National Mortgage Assoc.	1.94%	#	6/1/2038	916	975,848
Federal National Mortgage Assoc.	2.105%	#	12/1/2035	681	718,179
Federal National Mortgage Assoc.	2.139%	#	2/1/2036	446	473,171
Federal National Mortgage Assoc.	2.159%	#	3/1/2039	422	447,078
Federal National Mortgage Assoc.	2.176%	#	1/1/2036	1,406	1,489,673
Federal National Mortgage Assoc.	2.224%	#	11/1/2036	1,775	1,895,653
Federal National Mortgage Assoc.	2.234%	#	8/1/2037	501	533,044
Federal National Mortgage Assoc.	2.30%	#	9/1/2038	340	361,746
Federal National Mortgage Assoc.	2.304%	#	1/1/2038	478	511,231
Federal National Mortgage Assoc.	2.321%	#	11/1/2038	1,619	1,730,273
Federal National Mortgage Assoc.	2.327%	#	8/1/2038	264	280,478
Federal National Mortgage Assoc.	2.332%	#	1/1/2038	432	464,428
Federal National Mortgage Assoc.	2.362%	#	3/1/2038	286	308,368
Federal National Mortgage Assoc.	2.367%	#	9/1/2037	187	199,060
Federal National Mortgage Assoc.	2.383%	#	6/1/2038	189	201,748
Federal National Mortgage Assoc.	2.44%	#	11/1/2038	636	676,821
Federal National Mortgage Assoc.	2.514%	#	12/1/2038	224	238,886
Federal National Mortgage Assoc.	2.95%		3/1/2015	1,000	1,006,103
Federal National Mortgage Assoc.	5.50%		2/1/2034	919	1,033,100
Federal National Mortgage Assoc.	5.50%		11/1/2034	1,012	1,138,673
Federal National Mortgage Assoc.	5.50%		8/1/2037	1,751	1,965,859
Total Government Sponsored Enterprises Pass-Throughs (cost $34,965,426)					35,203,023

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.58%

Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	427	452,655
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	100	103,607
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	238	238,168

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	$377	$377,732
Banc of America Re-REMIC Trust 2014-IP A†(a)	2.703%		6/15/2028	2,815	2,916,085
Banc of America Re-REMIC Trust 2014-IP B†(a)	2.808%	#	6/15/2028	100	102,678
Banc of America Re-REMIC Trust 2014-IP C†(a)	2.808%	#	6/15/2028	340	347,442
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.898%	#	6/11/2040	1,000	1,111,051
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW17 AM	5.915%	#	6/11/2050	1,000	1,119,882
Boca Hotel Portfolio Trust 2013-BOCA C†	2.302%	#	8/15/2026	100	100,351
Boca Hotel Portfolio Trust 2013-BOCA D†	3.202%	#	8/15/2026	360	361,381
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	400	413,947
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.102%	#	6/15/2031	250	250,000
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP†	1.42%	#	6/15/2031	4,500	94,917
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.899%	#	12/10/2049	750	827,838
Citigroup Commercial Mortgage Trust 2007-FL3A E†	0.452%	#	4/15/2022	100	99,064
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	256,766
Citigroup Commercial Mortgage Trust 2014-GC21 XA	1.503%	#	5/10/2047	4,488	421,233
Commercial Mortgage Pass-Through Certificates 2001-J2A F†	7.38%	#	7/16/2034	839	948,673
Commercial Mortgage Pass-Through Certificates 2001-J2A G†	7.38%	#	7/16/2034	100	112,313
Commercial Mortgage Pass-Through Certificates 2004-LB2A E	5.357%		3/10/2039	750	854,279
Commercial Mortgage Pass-Through Certificates 2006-FL12 E†	0.442%	#	12/15/2020	128	127,051
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	1,607	1,641,662
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.944%	#	7/10/2046	100	116,221
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	4.814%	#	7/17/2028	226	226,094
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	2,135	2,196,984
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.525%	#	2/10/2029	8,000	270,820

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	$893	$897,964
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	2,210	2,224,287
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.282%	#	9/17/2029	1,491	1,505,992
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	431	428,037
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.752%	#	11/17/2026	130	130,276
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	2,300	2,336,561
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	2,000	2,016,147
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	449	441,464
Commercial Mortgage Pass-Through Certificates 2013-THL B†	1.751%	#	6/8/2030	225	225,904
Commercial Mortgage Pass-Through Certificates 2014-KYO A†(a)	1.054%	#	6/11/2027	1,000	1,005,976
Commercial Mortgage Pass-Through Certificates 2014-KYO B†(a)	1.454%	#	6/11/2027	500	502,792
Commercial Mortgage Pass-Through Certificates 2014-KYO C†(a)	1.804%	#	6/11/2027	500	502,984
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†(a)	1.30%	#	6/15/2034	344	344,000
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†(a)	1.90%	#	6/15/2034	275	275,000
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†(a)	2.55%	#	6/15/2034	275	275,000
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP†(a)	3.386%	#	6/15/2034	6,033	391,928
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	50	55,002
Credit Suisse Mortgage Capital Certificates 2006-TF2A E†	0.502%	#	10/15/2021	200	196,030
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	925	1,019,057
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	2,153	2,244,470
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	1,038	1,094,740
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	910	949,974
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	1,850	1,943,561

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	$2,077	$2,092,799
DDR Corp. 2009-DDR1 B†	5.73%		10/14/2022	500	504,473
Del Coronado Trust 2013 HDC A†	0.952%	#	3/15/2026	1,100	1,101,321
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	800	822,694
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	1,680	1,715,666
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(c)	2.178%	#	10/18/2054	350	355,488
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(c)	0.353%	#	12/20/2054	436	432,321
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(c)	0.413%	#	12/20/2054	232	230,680
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(c)	0.353%	#	12/20/2054	82	81,258
Granite Master Issuer plc 2007-2 3A1 (United Kingdom)(c)	0.334%	#	12/17/2054	762	756,466
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.015%	#	7/10/2038	1,000	1,085,807
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	476	483,567
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	856	902,007
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	1,625	1,703,626
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	473	492,326
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	1,000	1,037,846
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	100	102,423
GS Mortgage Securities Corp. II 2013-KING C†	3.55%	#	12/10/2027	1,750	1,788,118
GS Mortgage Securities Corp. II 2013-KYO C†	1.901%	#	11/8/2029	1,950	1,973,460
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,000	1,037,846
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%		5/10/2045	844	847,880
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	1,090	1,066,620
H/2 Asset Funding 2014-1 Ltd.	2.101%		3/19/2037	2,000	1,998,306
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%		6/12/2047	2,500	2,734,407
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	500	542,990
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 A1†	2.749%		11/15/2043	1,449	1,484,938
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD A2†	3.364%		11/13/2044	2,000	2,094,627
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD C†	5.143%		11/13/2044	100	107,754

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%		6/15/2045	$753	$784,245
JPMorgan Chase Commercial Mortgage Securities Trust 2012-LC9 A2	1.677%		12/15/2047	1,100	1,106,169
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	2,100	2,150,203
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 C†	1.952%	#	4/15/2028	1,000	1,005,485
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A1	1.254%		2/15/2047	474	474,854
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A2	2.879%		2/15/2047	188	194,950
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	1,670	1,742,381
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA	1.454%	#	4/15/2047	1,993	128,463
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB	0.441%	#	4/15/2047	1,000	28,465
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.352%	#	12/15/2030	250	251,660
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.252%	#	12/15/2030	500	496,567
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.071%	#	6/15/2029	750	750,000
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	1.851%	#	6/15/2029	150	150,000
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN XCP†	0.09%	#	12/15/2015	25,000	32,350
LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.413%		9/15/2039	1,000	1,088,473
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	1,100	1,193,538
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	1,000	1,094,455
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	292	292,109
LSTAR Commercial Mortgage Trust 2014-2 XA†	1.033%	#	1/20/2041	1,961	76,233
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	1,100	1,190,786
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	1,000	1,020,142
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%		11/15/2045	2,210	2,237,528
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	378	373,286

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2	3.085%		8/15/2046	$100	$104,467
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 XA	1.87%	#	2/15/2046	1,568	149,369
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	1,720	1,735,686
Morgan Stanley Capital I 2005-IQ9 B	4.86%		7/15/2056	450	474,968
Morgan Stanley Capital I 2012-C4 XA†	2.837%	#	3/15/2045	26,091	2,983,153
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	845	841,706
Nationslink Funding Corp. Commercial Loan Pass-Through Certificate 1999-LTL1 C†	7.399%		1/22/2026	320	350,507
PFP III Ltd. 2014-1 AS†	1.802%	#	6/14/2031	1,000	1,006,463
PFP III Ltd. 2014-1 B†	2.502%	#	6/14/2031	1,000	1,007,909
PFP III Ltd. 2014-1 C†	3.052%	#	6/14/2031	2,000	2,016,105
RAIT Trust 2014-FL2 B†	2.302%	#	5/13/2031	1,000	1,005,547
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	904	916,708
RBSCF Trust 2010-RR3 MS4C†	4.97%		4/16/2040	304	305,569
RBSCF Trust 2010-RR3 WBTB†	6.14%	#	2/16/2051	1,500	1,663,666
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	432	405,718
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(c)	1.778%	#	1/21/2055	400	401,218
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	2,100	2,139,160
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	1,000	1,003,561
UBS-Barclays Commercial Mortgage Trust 2013-C5 A2	2.137%		3/10/2046	2,100	2,130,547
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	671	696,328
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	116	117,328
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.414%	#	10/15/2044	3,500	3,574,214
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.505%	#	12/15/2044	1,000	1,055,440
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	645	698,904
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	273	274,176
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	2,500	2,742,130

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%		10/15/2045	$540	$546,625
Wells Fargo Commercial Mortgage Trust 2014-TISH C†	2.002%	#	2/15/2027	250	250,670
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	1,500	1,559,317
WF-RBS Commercial Mortgage Trust 2011- C5 A3	3.526%		11/15/2044	1,000	1,052,765
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%		12/15/2045	420	423,270
WF-RBS Commercial Mortgage Trust 2012- C7 A1	2.30%		6/15/2045	460	461,629
WF-RBS Commercial Mortgage Trust 2012- C8 A2	1.881%		8/15/2045	1,430	1,450,470
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	2,200	2,232,416
WF-RBS Commercial Mortgage Trust 2014-C20 A2	3.036%		5/15/2047	155	161,335
WF-RBS Commercial Mortgage Trust 2014-C20 XA	1.417%	#	5/15/2047	3,959	317,156
WF-RBS Commercial Mortgage Trust 2014-C20 XB	0.735%	#	5/15/2047	765	40,099
Total Non-Agency Commercial Mortgage-Backed Securities (cost $123,218,256)					122,832,395
Total Long-Term Investments (cost $457,911,327)					459,038,073

SHORT-TERM INVESTMENTS 8.54%

COMMERCIAL PAPER 2.11%

Electric: Integrated 0.62%
Entergy Corp.	Zero Coupon		7/25/2014	1,500	1,499,330
Entergy Corp.	Zero Coupon		7/2/2014	1,000	999,976
PPL Energy Supply LLC	Zero Coupon		7/15/2014	750	749,781
Total					3,249,087

Energy: Exploration & Production 0.77%
Talisman Energy, Inc.	Zero Coupon		7/9/2014	2,000	1,999,689
Talisman Energy, Inc.	Zero Coupon		7/2/2014	2,000	1,999,961
Total					3,999,650

Gas Distribution 0.43%
Nisource Finance Corp.	Zero Coupon		7/14/2014	1,000	999,783
Nisource Finance Corp.	Zero Coupon		7/17/2014	750	749,800

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gas Distribution (continued)
Nisource Finance Corp.	Zero Coupon	7/21/2014	$500	$499,833
Total				2,249,416

Oil Field Equipment & Services 0.29%
Weatherford International Ltd.	Zero Coupon	7/14/2014	750	749,770
Weatherford International Ltd.	Zero Coupon	7/1/2014	750	750,000
Total				1,499,770
Total Commercial Paper (cost $10,997,923)				10,997,923

CONVERTIBLE BONDS 0.94%

Metals/Mining (Excluding Steel) 0.65%
Goldcorp, Inc. (Canada)(c)	2.00%	8/1/2014	1,893	1,900,099
Newmont Mining Corp.	1.25%	7/15/2014	1,500	1,500,945
Total				3,401,044

Telecommunications: Wireless 0.29%
Leap Wireless International, Inc.	4.50%	7/15/2014	1,500	1,503,750
Total Convertible Bonds (cost $4,906,309)				4,904,794

CORPORATE BONDS 5.49%

Banking 1.19%
Citigroup, Inc.	4.875%	5/7/2015	604	625,536
Macquarie Group Ltd. (Australia)†(c)	7.30%	8/1/2014	2,000	2,010,462
Royal Bank of Scotland Group plc (United Kingdom)(c)	5.00%	10/1/2014	1,000	1,009,451
Royal Bank of Scotland Group plc (United Kingdom)(c)	5.05%	1/8/2015	500	509,296
Zions Bancorporation	7.75%	9/23/2014	2,000	2,033,150
Total				6,187,895

Electric: Generation 0.42%
TransAlta Corp. (Canada)(c)	4.75%	1/15/2015	2,129	2,176,387

Electric: Integrated 0.43%
Enel Finance International NV (Netherlands)†(c)	3.875%	10/7/2014	1,000	1,008,048
Exelon Corp.	4.90%	6/15/2015	800	831,826
PPL Energy Supply LLC	5.40%	8/15/2014	395	396,447
Total				2,236,321

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Food: Wholesale 0.58%
Tate & Lyle International Finance plc (United Kingdom)†(c)	5.00%		11/15/2014		$3,000	$3,045,663

Gas Distribution 2.04%
Buckeye Partners LP	5.30%		10/15/2014		2,461	2,492,912
Energy Transfer Partners LP	5.95%		2/1/2015		1,500	1,540,755
Gulf South Pipeline Co. LP†	5.05%		2/1/2015		2,000	2,044,518
Midcontinent Express Pipeline LLC†	5.45%		9/15/2014		3,500	3,521,339
Williams Partners LP	3.80%		2/15/2015		1,000	1,019,392
Total						10,618,916

Metals/Mining (Excluding Steel) 0.39%
Calcipar SA†(e)	1.51%	#	7/1/2014	EUR	1,125	1,540,463
Xstrata Finance Canada Ltd. (Canada)†(c)	2.85%		11/10/2014		$500	502,954
Total						2,043,417

Real Estate Investment Trusts 0.25%
Liberty Property LP	5.125%		3/2/2015		295	303,591
Reckson Operating Partnership LP	5.875%		8/15/2014		1,000	1,005,630
Total						1,309,221

Support: Services 0.14%
Brambles USA, Inc.†	3.95%		4/1/2015		700	715,064

Supranational 0.05%
Central American Bank for Economic Integration (Honduras)†(c)	5.375%		9/24/2014		250	252,533
Total Corporate Bonds (cost $28,590,140)						28,585,417
Total Short-Term Investments (cost $44,494,372)						44,488,134
Total Investments in Securities 96.66% (cost $502,405,699)						503,526,207
Cash, Foreign Cash and Other Assets in Excess of Liabilities(f) 3.34%						17,381,230
Net Assets 100.00%						$520,907,437

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

EUR	euro.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2014.
(a)	Security purchased on when-issued basis. (See note 2 (i)).
(b)	Security has been fully or partially segregated to cover margin requirements for open futures contracts and interest rate swaps as of June 30, 2014.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at June 30, 2014.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	J.P. Morgan	8/12/2014	101,550,000	$11,868,864	$11,990,277	$121,413
Argentine peso	Buy	J.P. Morgan	9/10/2014	143,150,000	16,257,808	16,382,780	124,972
Argentine peso	Buy	J.P. Morgan	7/10/2014	23,500,000	2,769,267	2,867,597	98,330
Argentine peso	Buy	J.P. Morgan	8/12/2014	4,650,000	544,178	549,038	4,860
Brazilian real	Buy	Barclays Bank plc	7/10/2014	720,000	315,887	325,122	9,235
Brazilian real	Buy	J.P. Morgan	8/12/2014	24,350,000	10,686,386	10,893,048	206,662
Brazilian real	Buy	J.P. Morgan	8/12/2014	485,000	214,535	216,966	2,431
Brazilian real	Buy	J.P. Morgan	9/10/2014	11,150,000	4,743,672	4,947,486	203,814
Brazilian real	Buy	J.P. Morgan	8/12/2014	495,000	216,394	221,440	5,046
Brazilian real	Buy	J.P. Morgan	8/12/2014	1,135,000	491,768	507,746	15,978
Brazilian real	Buy	Morgan Stanley	7/10/2014	18,100,000	7,878,814	8,173,201	294,387
Brazilian real	Buy	Morgan Stanley	8/12/2014	490,000	216,164	219,203	3,039
Brazilian real	Buy	Morgan Stanley	8/12/2014	750,000	328,314	335,515	7,201
Brazilian real	Buy	Morgan Stanley	7/10/2014	480,000	208,886	216,748	7,862
Brazilian real	Buy	Morgan Stanley	9/10/2014	1,175,000	509,739	521,372	11,633
Brazilian real	Buy	Morgan Stanley	8/12/2014	48,300,000	21,090,322	21,607,155	516,833
Chilean peso	Buy	J.P. Morgan	8/12/2014	150,000,000	267,633	270,080	2,447
Chilean peso	Buy	UBS AG	9/10/2014	9,820,000,000	17,590,685	17,627,999	37,314
Chilean peso	Buy	UBS AG	8/12/2014	7,400,000,000	12,912,232	13,323,942	411,710
Colombian peso	Buy	Bank of America	8/12/2014	935,000,000	483,844	497,069	13,225
Colombian peso	Buy	J.P. Morgan	8/12/2014	731,000,000	381,490	388,617	7,127
Colombian peso	Buy	J.P. Morgan	8/12/2014	482,000,000	255,347	256,243	896
Colombian peso	Buy	UBS AG	8/12/2014	39,900,000,000	20,596,206	21,211,810	615,604
euro	Buy	J.P. Morgan	7/10/2014	1,225,000	1,668,279	1,677,443	9,164
Hungarian forint	Buy	Deutsche Bank	9/10/2014	58,100,000	255,347	256,209	862
Hungarian forint	Buy	Morgan Stanley	9/10/2014	81,000,000	357,177	357,193	16
Indian rupee	Buy	Barclays Bank plc	7/10/2014	19,500,000	314,075	323,916	9,841

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Open Forward Foreign Currency Exchange Contracts at June 30, 2014: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indian rupee	Buy	Barclays Bank plc	8/12/2014	1,594,000,000	$26,062,786	$26,367,922	$305,136
Indian rupee	Buy	J.P. Morgan	9/10/2014	325,800,000	5,352,302	5,363,946	11,644
Indian rupee	Buy	J.P. Morgan	7/10/2014	563,000,000	9,151,495	9,352,042	200,547
Indian rupee	Buy	J.P. Morgan	8/12/2014	27,900,000	459,903	461,521	1,618
Indonesian rupiah	Buy	J.P. Morgan	8/19/2014	4,300,000,000	357,469	360,259	2,790
Indonesian rupiah	Buy	J.P. Morgan	8/12/2014	3,900,000,000	326,852	327,077	225
Indonesian rupiah	Buy	Morgan Stanley	8/19/2014	4,350,000,000	361,149	364,448	3,299
Malaysian ringgit	Buy	Barclays Bank plc	8/12/2014	31,300,000	9,588,579	9,738,842	150,263
Malaysian ringgit	Buy	Goldman Sachs	7/10/2014	19,975,000	6,097,933	6,220,099	122,166
Malaysian ringgit	Buy	J.P. Morgan	7/10/2014	690,000	210,764	214,862	4,098
Malaysian ringgit	Buy	J.P. Morgan	8/12/2014	700,000	216,430	217,802	1,372
Mexican peso	Buy	Bank of America	7/10/2014	2,800,000	214,098	215,704	1,606
Mexican peso	Buy	Bank of America	9/10/2014	3,375,000	258,159	258,912	753
Mexican peso	Buy	Deutsche Bank	9/10/2014	3,350,000	254,463	256,994	2,531
Mexican peso	Buy	Goldman Sachs	9/10/2014	3,350,000	255,963	256,994	1,031
Mexican peso	Buy	Goldman Sachs	8/12/2014	2,810,000	215,819	215,982	163
Mexican peso	Buy	J.P. Morgan	8/12/2014	190,200,000	14,573,350	14,619,124	45,774
Mexican peso	Buy	J.P. Morgan	7/10/2014	3,500,000	265,779	269,630	3,851
Mexican peso	Buy	J.P. Morgan	7/10/2014	123,950,000	9,502,956	9,548,738	45,782
Mexican peso	Buy	Morgan Stanley	7/10/2014	3,425,000	260,751	263,852	3,101
Peruvian Nuevo sol	Buy	UBS AG	7/10/2014	2,980,000	1,055,241	1,063,935	8,694
Peruvian Nuevo sol	Buy	UBS AG	7/10/2014	11,765,000	4,139,690	4,200,399	60,709
Philippine peso	Buy	Bank of America	8/12/2014	817,800,000	18,457,997	18,745,084	287,087
Philippine peso	Buy	Bank of America	7/10/2014	14,100,000	316,669	323,080	6,411
Philippine peso	Buy	Bank of America	9/10/2014	18,100,000	412,489	414,788	2,299
Philippine peso	Buy	Bank of America	8/12/2014	16,740,000	381,843	383,703	1,860
Philippine peso	Buy	Barclays Bank plc	7/10/2014	16,400,000	365,916	375,781	9,865
Philippine peso	Buy	Barclays Bank plc	8/12/2014	14,250,000	324,372	326,629	2,257
Philippine peso	Buy	J.P. Morgan	9/10/2014	15,700,000	357,786	359,788	2,002
Philippine peso	Buy	J.P. Morgan	9/10/2014	657,700,000	15,038,299	15,072,155	33,856
Philippine peso	Buy	J.P. Morgan	8/12/2014	11,800,000	269,369	270,472	1,103
Philippine peso	Buy	UBS AG	7/10/2014	338,800,000	7,538,102	7,763,084	224,982
Polish zloty	Buy	Barclays Bank plc	7/10/2014	46,150,000	15,181,470	15,188,537	7,067
Polish zloty	Buy	Barclays Bank plc	8/12/2014	1,875,000	613,054	615,786	2,732
Polish zloty	Buy	Deutsche Bank	8/12/2014	1,100,000	358,677	361,261	2,584
Polish zloty	Buy	Deutsche Bank	8/12/2014	1,000,000	325,693	328,419	2,726
Polish zloty	Buy	Deutsche Bank	8/12/2014	665,000	216,385	218,399	2,014

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Open Forward Foreign Currency Exchange Contracts at June 30, 2014: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Polish zloty	Buy	J.P. Morgan	7/10/2014	800,000	$263,027	$263,290	$263
Polish zloty	Buy	J.P. Morgan	7/10/2014	955,000	313,618	314,302	684
Russian ruble	Buy	Barclays Bank plc	8/12/2014	11,500,000	325,978	335,594	9,616
Russian ruble	Buy	Barclays Bank plc	8/12/2014	9,425,000	270,807	275,041	4,234
Russian ruble	Buy	J.P. Morgan	9/10/2014	921,600,000	25,949,964	26,732,260	782,296
Russian ruble	Buy	Morgan Stanley	8/12/2014	245,000,000	6,743,886	7,149,603	405,717
Russian ruble	Buy	Morgan Stanley	9/10/2014	10,800,000	310,479	313,269	2,790
Russian ruble	Buy	Morgan Stanley	9/10/2014	16,250,000	460,206	471,353	11,147
South African rand	Buy	Bank of America	9/10/2014	5,550,000	510,593	515,859	5,266
South African rand	Buy	Goldman Sachs	7/10/2014	2,775,000	259,684	260,585	901
South African rand	Buy	Goldman Sachs	8/12/2014	5,300,000	490,845	494,985	4,140
South Korean won	Buy	Bank of America	9/11/2014	420,000,000	409,908	413,960	4,052
South Korean won	Buy	Bank of America	9/11/2014	8,515,000,000	8,278,403	8,392,552	114,149
South Korean won	Buy	Bank of America	9/11/2014	260,000,000	254,730	256,261	1,531
South Korean won	Buy	Barclays Bank plc	8/12/2014	17,750,000,000	17,220,471	17,517,739	297,268
South Korean won	Buy	Barclays Bank plc	7/10/2014	325,000,000	313,190	321,125	7,935
South Korean won	Buy	J.P. Morgan	7/10/2014	13,365,000,000	12,656,250	13,205,652	549,402
South Korean won	Buy	J.P. Morgan	8/12/2014	394,000,000	383,403	388,844	5,441
South Korean won	Buy	J.P. Morgan	8/12/2014	222,000,000	216,322	219,095	2,773
South Korean won	Buy	J.P. Morgan	8/12/2014	555,000,000	537,426	547,738	10,312
Thai baht	Buy	Bank of America	9/10/2014	13,300,000	408,477	408,512	35
Thai baht	Buy	J.P. Morgan	9/10/2014	621,400,000	19,028,080	19,086,437	58,357
Thai baht	Buy	J.P. Morgan	8/11/2014	12,525,000	380,352	385,227	4,875
Thai baht	Buy	J.P. Morgan	8/11/2014	103,500,000	3,165,138	3,183,316	18,178
Turkish lira	Buy	Bank of America	7/10/2014	36,850,000	17,225,438	17,360,850	135,412
Turkish lira	Buy	Deutsche Bank	8/12/2014	470,000	218,534	219,932	1,398
Turkish lira	Buy	Goldman Sachs	7/10/2014	16,030,000	7,388,357	7,552,087	163,730
Turkish lira	Buy	J.P. Morgan	8/12/2014	580,000	271,303	271,405	102
Turkish lira	Buy	Morgan Stanley	7/10/2014	795,000	364,534	374,542	10,008
euro	Sell	Barclays Bank plc	8/12/2014	965,000	1,339,874	1,321,579	18,295
euro	Sell	J.P. Morgan	7/10/2014	6,670,854	9,304,991	9,134,677	170,314
Indian rupee	Sell	Morgan Stanley	7/10/2014	60,200,000	1,010,678	999,987	10,691
Singapore dollar	Sell	Bank of America	8/12/2014	2,835,000	2,273,757	2,273,662	95
Turkish lira	Sell	Deutsche Bank	7/10/2014	2,490,000	1,176,582	1,173,094	3,488
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$7,122,795

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Open Forward Foreign Currency Exchange Contracts at June 30, 2014: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	J.P. Morgan	9/10/2014	5,425,000	$621,777	$620,863	$(914)
Chilean peso	Buy	Bank of America	9/10/2014	200,000,000	359,505	359,022	(483)
Chilean peso	Buy	J.P. Morgan	9/10/2014	170,000,000	305,338	305,169	(169)
Chilean peso	Buy	Morgan Stanley	8/12/2014	210,000,000	378,412	378,112	(300)
Colombian peso	Buy	Bank of America	8/12/2014	588,000,000	312,917	312,595	(322)
Hungarian forint	Buy	Bank of America	8/12/2014	83,500,000	375,169	368,595	(6,574)
Hungarian forint	Buy	Barclays Bank plc	8/12/2014	48,100,000	215,470	212,329	(3,141)
Hungarian forint	Buy	Barclays Bank plc	8/12/2014	50,000,000	222,391	220,716	(1,675)
Hungarian forint	Buy	Barclays Bank plc	7/10/2014	4,527,000,000	20,352,223	20,008,972	(343,251)
Hungarian forint	Buy	Goldman Sachs	8/12/2014	4,450,000,000	20,238,634	19,643,710	(594,924)
Hungarian forint	Buy	Goldman Sachs	8/12/2014	60,900,000	271,523	268,832	(2,691)
Hungarian forint	Buy	Goldman Sachs	7/10/2014	59,000,000	263,494	260,775	(2,719)
Hungarian forint	Buy	Goldman Sachs	8/12/2014	72,900,000	327,126	321,804	(5,322)
Hungarian forint	Buy	Goldman Sachs	9/10/2014	428,600,000	1,924,158	1,890,035	(34,123)
Hungarian forint	Buy	J.P. Morgan	7/10/2014	70,900,000	320,745	313,372	(7,373)
Hungarian forint	Buy	Morgan Stanley	8/12/2014	60,400,000	270,734	266,625	(4,109)
Hungarian forint	Buy	Morgan Stanley	9/10/2014	118,000,000	520,666	520,355	(311)
Hungarian forint	Buy	Morgan Stanley	7/10/2014	58,100,000	260,618	256,797	(3,821)
Indian rupee	Buy	Barclays Bank plc	8/12/2014	22,400,000	377,339	370,540	(6,799)
Indian rupee	Buy	Barclays Bank plc	8/12/2014	16,180,000	271,809	267,649	(4,160)
Indian rupee	Buy	Barclays Bank plc	8/12/2014	32,700,000	547,125	540,923	(6,202)
Indonesian rupiah	Buy	Barclays Bank plc	7/10/2014	48,500,000,000	4,256,253	4,086,505	(169,748)
Indonesian rupiah	Buy	Barclays Bank plc	7/10/2014	3,635,000,000	314,841	306,277	(8,564)
Indonesian rupiah	Buy	J.P. Morgan	8/19/2014	184,500,000,000	16,050,457	15,457,618	(592,839)
Indonesian rupiah	Buy	J.P. Morgan	8/19/2014	5,000,000,000	432,788	418,906	(13,882)
Indonesian rupiah	Buy	J.P. Morgan	8/12/2014	4,470,000,000	382,935	374,881	(8,054)
Indonesian rupiah	Buy	J.P. Morgan	8/12/2014	3,800,000,000	325,231	318,691	(6,540)
Indonesian rupiah	Buy	J.P. Morgan	8/12/2014	189,400,000,000	16,236,605	15,884,207	(352,398)
Malaysian ringgit	Buy	Morgan Stanley	8/12/2014	1,000,000	311,255	311,145	(110)
Mexican peso	Buy	Bank of America	8/12/2014	2,810,000	216,649	215,982	(667)
Mexican peso	Buy	Deutsche Bank	8/12/2014	261,000,000	20,131,975	20,060,944	(71,031)
Mexican peso	Buy	J.P. Morgan	8/12/2014	3,550,000	273,435	272,860	(575)
Mexican peso	Buy	Morgan Stanley	8/12/2014	3,515,000	271,340	270,169	(1,171)
Mexican peso	Buy	Morgan Stanley	9/10/2014	6,840,000	529,225	524,728	(4,497)
Polish zloty	Buy	J.P. Morgan	8/12/2014	54,500,000	17,951,855	17,898,842	(53,013)
Polish zloty	Buy	J.P. Morgan	8/12/2014	33,700,000	11,072,596	11,067,725	(4,871)
Romanian new leu	Buy	J.P. Morgan	7/10/2014	29,635,000	9,304,991	9,251,292	(53,699)

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Open Forward Foreign Currency Exchange Contracts at June 30, 2014: (concluded)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
South African rand	Buy	Bank of America	7/10/2014	3,925,000	$370,194	$368,575	$(1,619)
South African rand	Buy	Deutsche Bank	7/10/2014	27,050,000	2,554,775	2,540,113	(14,662)
South African rand	Buy	Goldman Sachs	8/12/2014	114,650,000	10,928,877	10,707,552	(221,325)
South African rand	Buy	J.P. Morgan	8/12/2014	3,450,000	325,549	322,207	(3,342)
South African rand	Buy	Morgan Stanley	8/12/2014	3,450,000	325,802	322,207	(3,595)
South African rand	Buy	UBS AG	9/10/2014	138,500,000	12,888,036	12,873,247	(14,789)
Turkish lira	Buy	Bank of America	8/12/2014	545,000	255,865	255,027	(838)
Turkish lira	Buy	J.P. Morgan	8/12/2014	680,000	321,615	318,199	(3,416)
Colombian peso	Sell	Bank of America	8/12/2014	386,000,000	202,112	205,207	(3,095)
euro	Sell	J.P. Morgan	8/12/2014	225,000	304,465	308,140	(3,675)
euro	Sell	J.P. Morgan	8/12/2014	320,000	435,840	438,244	(2,404)
euro	Sell	J.P. Morgan	8/12/2014	8,104,116	11,072,596	11,098,681	(26,085)
euro	Sell	J.P. Morgan	8/12/2014	1,125,000	1,529,331	1,540,701	(11,370)
Indonesian rupiah	Sell	J.P. Morgan	8/12/2014	60,300,000,000	4,928,887	5,057,116	(128,229)
Indonesian rupiah	Sell	Morgan Stanley	7/10/2014	18,135,000,000	1,517,459	1,528,016	(10,557)
Malaysian ringgit	Sell	J.P. Morgan	7/10/2014	3,440,000	1,059,831	1,071,196	(11,365)
Polish zloty	Sell	J.P. Morgan	7/10/2014	9,380,000	3,084,345	3,087,074	(2,729)
Romanian new leu	Sell	J.P. Morgan	7/10/2014	29,635,000	9,108,739	9,251,292	(142,553)
Singapore dollar	Sell	Deutsche Bank	8/12/2014	475,000	378,113	380,949	(2,836)
Singapore dollar	Sell	Goldman Sachs	9/10/2014	15,500,000	12,385,207	12,431,108	(45,901)
Singapore dollar	Sell	Goldman Sachs	8/12/2014	265,000	212,216	212,529	(313)
South Korean won	Sell	J.P. Morgan	7/10/2014	2,955,000,000	2,877,677	2,919,768	(42,091)
Turkish lira	Sell	Goldman Sachs	7/10/2014	3,670,000	1,716,086	1,729,018	$(12,932)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,080,763)

Open Futures Contracts at June 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2014	432	Short	$(94,864,500)	$9,539

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2014	542	Short	$(64,747,828)	$(167,346)
U.S. 10-Year Treasury Note	September 2014	65	Short	(8,136,172)	(56,245)
Totals				$(72,884,000)	$(223,591)

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2014

Credit Default Swaps on Indexes – Sell Protection at June 30, 2014(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$500,000	$476,483	496,478	$11,990	$8,468	$3,522
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	980,402	990,455	34,801	25,256	9,545
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,000	476,483	496,478	13,783	10,261	3,522
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,300,000	1,238,856	1,290,842	68,868	59,710	9,158
						$129,442	$103,695	$25,747

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $103,695. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Morgan Stanley.
(8)	Swap Counterparty: UBS AG.

Open Interest Rate Swap Contracts at June 30, 2014:

Periodic Payments to be Made By The Fund	Periodic Payments to be Received By The Fund	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
0.535%	3-Month LIBOR Index	8/23/2015	$23,000,000	$22,941,624	$(58,376)
0.539%	3-Month LIBOR Index	1/10/2016	13,000,000	12,975,613	(24,387)
					$(82,763)

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CURRENCY FUND June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$82,916,819	$—	$82,916,819
Corporate Bonds	—	208,989,279	—	208,989,279
Floating Rate Loans	—	26,256,048	—	26,256,048
Foreign Government Obligation	—	248,333	—	248,333
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	11,177,593	—	11,177,593
Government Sponsored Enterprises Pass-Throughs	—	35,203,023	—	35,203,023
Non-Agency Commercial Mortgage-Backed Securities	—	122,832,395	—	122,832,395
Commercial Paper	—	10,997,923	—	10,997,923
Convertible Bonds	—	4,904,794	—	4,904,794
Total	$—	$503,526,207	$—	$503,526,207
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$7,122,795	$—	$7,122,795
Liabilities	—	(3,080,763)	—	(3,080,763)
Futures Contracts
Assets	9,539	—	—	9,539
Liabilities	(223,591)	—	—	(223,591)
Credit Default Swaps
Assets	—	—	—	—
Liabilities	—	(25,747)	—	(25,747)
Interest Rate Swaps
Assets	—	—	—	—
Liabilities	—	(82,763)	—	(82,763)
Total	$(214,052)	$3,933,522	$—	$3,719,470

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)

EMERGING MARKETS LOCAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 91.96%

FOREIGN CORPORATE BONDS(a) 13.89%

Brazil 1.63%

Banks: Regional
Banco do Brasil SA	9.75%	7/18/2017	BRL	155	$68,398
Itau Unibanco Holding SA†	10.50%	11/23/2015	BRL	160	71,871
Total					140,269

Luxembourg 2.75%

Banks: Regional
Russian Agricultural Bank OJSC Via RSHB Capital SA†	8.625%	2/17/2017	RUB	3,300	94,119
Sberbank of Russia Via SB Capital SA	7.00%	1/31/2016	RUB	5,000	142,826
Total					236,945

Mexico 5.19%

Media 1.27%
Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	109,203

Oil: Integrated International 2.68%
Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	230,644

Telecommunications 1.24%
America Movil SAB de CV	9.00%	1/15/2016	MXN	1,300	107,295
Total					447,142

South Africa 2.77%

Electric: Power 1.73%
Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	50,688
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	98,855
Total					149,543

Transportation: Miscellaneous 1.04%
Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	89,350
Total					238,893

Turkey 1.55%

Banks: Regional
Akbank TAS†	7.50%	2/5/2018	TRY	305	134,231
Total Foreign Corporate Bonds (cost $1,231,568)					1,197,480

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 78.07%

Brazil 12.51%
Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2016	BRL	905	$348,482
Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2018	BRL	410	125,356
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2017	BRL	750	328,922
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2021	BRL	440	182,458
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2023	BRL	230	93,421
Total					1,078,639

Chile 1.17%
Bonos del Banco Central de Chile en Pesos	6.00%	1/1/2015	CLP	55,000	100,598

Colombia 6.81%
Colombian TES Series B	6.00%	4/28/2028	COP	183,000	88,980
Colombian TES Series B	7.00%	5/4/2022	COP	135,000	74,133
Colombian TES Series B	10.00%	7/24/2024	COP	68,700	45,648
Colombian TES Series B	11.00%	7/24/2020	COP	295,000	193,906
Republic of Colombia	12.00%	10/22/2015	COP	316,000	184,223
Total					586,890

Hungary 2.44%
Hungary Government Bond	6.00%	11/24/2023	HUF	11,000	55,264
Hungary Government Bond	7.50%	11/12/2020	HUF	11,200	60,014
Hungary Government Bond	7.75%	8/24/2015	HUF	20,220	94,986
Total					210,264

Indonesia 8.13%
Indonesia Treasury Bond	7.00%	5/15/2022	IDR	2,260,000	178,075
Indonesia Treasury Bond	7.375%	9/15/2016	IDR	2,850,000	240,164
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	1,679,000	150,480
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	1,410,000	132,128
Total					700,847

Israel 1.44%
Israel Government Bond	3.75%	3/31/2024	ILS	390	123,904

Malaysia 6.61%
Malaysia Government Bond	3.48%	3/15/2023	MYR	370	110,919
Malaysia Government Bond	3.835%	8/12/2015	MYR	505	158,498
Malaysia Government Bond	4.012%	9/15/2017	MYR	312	98,494
Malaysia Government Bond	4.16%	7/15/2021	MYR	310	97,829
Malaysia Government Bond	4.378%	11/29/2019	MYR	325	104,198
Total					569,938

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Mexico 4.04%
Mexican Bonos	7.75%	5/29/2031	MXN	600	$53,000
Mexican Bonos	7.75%	11/13/2042	MXN	200	17,500
Mexican Bonos	8.00%	12/7/2023	MXN	1,100	99,227
Mexican Bonos	8.50%	5/31/2029	MXN	420	39,629
Mexican Bonos	8.50%	11/18/2038	MXN	1,470	138,665
Total					348,021

Nigeria 1.61%
Nigeria Government Bond	13.05%	8/16/2016	NGN	21,900	139,034

Peru 0.56%
Peru Government Bond	6.85%	2/12/2042	PEN	132	48,797

Philippines 1.42%
Republic of Philippines	4.95%	1/15/2021	PHP	5,000	122,136

Poland 4.07%
Poland Government Bond	5.00%	4/25/2016	PLN	380	130,739
Poland Government Bond	5.25%	10/25/2020	PLN	155	57,139
Poland Government Bond	5.75%	9/23/2022	PLN	423	162,989
Total					350,867

Romania 4.17%
Romania Government Bond	5.60%	11/28/2018	RON	840	289,770
Romania Government Bond	5.85%	4/26/2023	RON	200	69,453
Total					359,223

Russia 8.61%
Russian Federal Bond - OFZ	6.90%	8/3/2016	RUB	7,850	227,210
Russian Federal Bond - OFZ	7.50%	3/15/2018	RUB	7,700	223,578
Russian Federal Bond - OFZ	7.60%	4/14/2021	RUB	6,785	195,012
Russian Federal Bond - OFZ	8.15%	2/3/2027	RUB	3,320	96,380
Total					742,180

South Africa 4.55%
Republic of South Africa	6.25%	3/31/2036	ZAR	865	60,498
Republic of South Africa	7.00%	2/28/2031	ZAR	920	72,996
Republic of South Africa	7.25%	1/15/2020	ZAR	1,490	136,804
Republic of South Africa	10.50%	12/21/2026	ZAR	1,110	121,872
Total					392,170

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Thailand 5.19%
Bank of Thailand	3.05%	7/23/2016	THB	5,900	$184,263
Thailand Government Bond	3.58%	12/17/2027	THB	1,720	51,213
Thailand Government Bond	3.625%	6/16/2023	THB	2,890	88,328
Thailand Government Bond	3.65%	12/17/2021	THB	2,025	62,730
Thailand Government Bond	3.875%	6/13/2019	THB	1,910	60,841
Total					447,375

Turkey 4.74%
Turkey Government Bond	7.10%	3/8/2023	TRY	485	208,092
Turkey Government Bond	9.00%	1/27/2016	TRY	285	136,541
Turkey Government Bond	10.50%	1/15/2020	TRY	124	63,797
Total					408,430
Total Foreign Government Obligations (cost $6,718,912)					6,729,313
Total Long-Term Investments (cost $7,950,480)					7,926,793

SHORT-TERM INVESTMENTS 5.09%

FOREIGN CORPORATE BOND(a) 1.62%

Malaysia

Banks: Regional
Bank Negara Malaysia Monetary Notes (cost $137,122)	Zero Coupon	7/24/2014	MYR	450	139,884

FOREIGN GOVERNMENT OBLIGATION(a) 0.92%

Brazil
Brazil Letras do Tesouro Nacional	Zero Coupon	10/1/2014	BRL	180	79,265

REPURCHASE AGREEMENT 2.55%
Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by $225,000 of U.S. Treasury Note at 2.00% due 11/30/2020; value: $225,281; proceeds: $219,385 (cost $219,385)				$219	219,385
Total Short-Term Investments (cost $430,659)					438,534
Total Investments in Securities 97.05% (cost $8,381,139)					8,365,327
Other Assets in Excess of Liabilities(b) 2.95%				253,882
Net Assets 100.00%					$8,619,209

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2014

BRL	Brazilian real.
CLP	Chilean peso.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
ILS	Israeli new shekel.
MXN	Mexican peso.
MYR	Malaysian ringgit.
NGN	Nigerian naira.
PEN	Peruvian nuevo sol.
PHP	Philippine peso.
PLN	Polish zloty.
RON	Romanian new leu.
RUB	Russian ruble.
THB	Thai baht.
TRY	Turkish lira.
ZAR	South African rand.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Malaysian ringgit	Buy	Morgan Stanley	7/7/2014	603,000	$ 183,127	$ 187,779	$ 4,652
Mexican peso	Buy	Bank of America	9/30/2014	675,000	51,496	51,713	217
Peruvian nuevo sol	Buy	Credit Suisse	8/11/2014	468,000	165,166	166,520	1,354
Philippine peso	Buy	Bank of America	9/10/2014	3,505,000	80,242	80,322	80
Polish zloty	Buy	Citibank	8/18/2014	279,000	90,834	91,595	761
Polish zloty	Buy	Morgan Stanley	8/18/2014	977,000	320,530	320,748	218
Romanian new leu	Buy	Bank of America	7/22/2014	522,000	161,560	162,861	1,301
Romanian new leu	Buy	Citibank	7/22/2014	88,000	27,145	27,455	310
Romanian new leu	Buy	Deutsche Bank	7/22/2014	87,000	27,041	27,143	102
Russian ruble	Buy	Morgan Stanley	9/5/2014	630,000	17,602	18,301	699
South African rand	Buy	Citibank	8/13/2014	59,000	5,508	5,509	1
South African rand	Buy	Deutsche Bank	8/13/2014	55,000	5,079	5,136	57
South African rand	Buy	Morgan Stanley	8/13/2014	461,000	42,580	43,047	467
Thai baht	Buy	Bank of America	8/6/2014	1,160,000	35,184	35,686	502
Turkish lira	Buy	Bank of America	7/31/2014	589,000	269,473	276,279	6,806
Turkish lira	Buy	Bank of America	7/31/2014	90,000	42,040	42,216	176
Indonesian rupiah	Sell	Morgan Stanley	7/3/2014	920,000,000	80,253	77,593	2,660
Turkish lira	Sell	Bank of America	7/31/2014	315,000	148,195	147,755	440
Turkish lira	Sell	Citibank	7/31/2014	202,000	95,127	94,750	377
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$ 21,180

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Colombian peso	Buy	Bank of America	9/8/2014	202,455,000	$ 107,429	$ 107,375	$ (54)
Hungarian forint	Buy	Citibank	8/13/2014	35,770,000	161,497	157,894	(3,603)
Hungarian forint	Buy	Morgan Stanley	8/13/2014	3,530,000	15,850	15,582	(268)
Hungarian forint	Buy	Morgan Stanley	8/13/2014	20,000,000	88,355	88,283	(72)
Indonesian rupiah	Buy	Morgan Stanley	7/3/2014	920,000,000	80,582	77,593	(2,989)
Malaysian ringgit	Buy	Bank of America	7/7/2014	101,000	31,511	31,452	(59)
Mexican peso	Buy	Goldman Sachs	7/22/2014	1,825,000	141,366	140,475	(891)
Mexican peso	Buy	Morgan Stanley	7/22/2014	1,055,000	81,582	81,206	(376)
Polish zloty	Buy	Citibank	8/18/2014	506,000	166,253	166,119	(134)
South African rand	Buy	Goldman Sachs	8/13/2014	750,000	71,308	70,034	(1,274)
South African rand	Buy	Morgan Stanley	8/13/2014	20,000	1,881	1,868	(13)
Turkish lira	Buy	Bank of America	7/31/2014	79,000	37,544	37,056	(488)
Brazilian real	Sell	Credit Suisse	8/11/2014	400,000	175,077	178,991	(3,914)
Colombian peso	Sell	Bank of America	9/8/2014	580,000,000	300,272	307,611	(7,339)
Colombian peso	Sell	Bank of America	9/8/2014	73,055,000	38,135	38,746	(611)
euro	Sell	Bank of America	8/18/2014	10,500	14,374	14,380	(6)
euro	Sell	Bank of America	7/22/2014	118,664	161,560	162,498	(938)
euro	Sell	Citibank	8/18/2014	121,656	166,253	166,613	(360)
Indonesian rupiah	Sell	Morgan Stanley	9/30/2014	1,000,000,000	81,100	83,255	(2,155)
Israeli new shekel	Sell	Goldman Sachs	9/12/2014	420,000	121,323	122,344	(1,021)
Mexican peso	Sell	Bank of America	7/22/2014	1,550,000	117,943	119,307	(1,364)
Mexican peso	Sell	Morgan Stanley	7/22/2014	1,330,000	102,328	102,373	(45)
Romanian new leu	Sell	Citibank	7/22/2014	357,000	110,036	111,382	(1,346)
Romanian new leu	Sell	Citibank	7/22/2014	387,000	119,088	120,742	(1,654)
Russian ruble	Sell	Morgan Stanley	9/5/2014	3,610,000	102,946	104,867	(1,921)
Russian ruble	Sell	Morgan Stanley	9/5/2014	1,955,000	56,553	56,791	(238)
Thai baht	Sell	Morgan Stanley	8/6/2014	2,600,000	79,926	79,985	(59)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(33,192)

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS LOCAL BOND FUND June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$1,337,364	$—	$1,337,364
Foreign Government Obligations	—	6,808,578	—	6,808,578
Repurchase Agreement	—	219,385	—	219,385
Total	$—	$8,365,327	$—	$8,365,327
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$21,180	$—	$21,180
Liabilities	—	(33,192)	—	(33,192)
Total	$—	$(12,012)	$—	$(12,012)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)

MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.35%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	166,370	$2,735
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I(c)	55,084	1,252
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I(c)	1,458,083	32,967
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I(d)	7,949,400	50,717
Lord Abbett Investment Trust-High Yield Fund - Class I(e)	3,570,906	28,925
Lord Abbett Investment Trust-Inflation Focused Fund - Class I(f)	93,904	1,335
Lord Abbett Securities Trust-International Dividend Income Fund - Class I(g)	11,969,665	114,310
Lord Abbett Mid Cap Stock Fund, Inc. - Class I(h)	1,362,780	34,206
Lord Abbett Investment Trust-Short Duration Income Fund - Class I(i)	701,604	3,192
Total Investments in Underlying Funds (cost $238,158,790)		269,639

	Principal Amount
SHORT-TERM INVESTMENT 0.06%

REPURCHASE AGREEMENT

Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by $160,000 of U.S. Treasury Note at 2.00% due 9/30/2020; value: $161,000; proceeds: $153,251 (cost $153,251)	$153	153
Total Investments in Securities 99.41% (cost $238,312,041)		269,792
Other Assets in Excess of Liabilities(j) 0.59%		1,604
Net Assets 100.00%		$271,396

(a)	Affiliated issuers (See Note 12).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2014	33	Short	$(4,130,672)	$(28,565)

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$269,639	$—	$—	$269,639
Repurchase Agreement	—	153	—	153
Total	$269,639	$153	$—	$269,792
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(29)	—	—	(29)
Total	$(29)	$—	$—	$(29)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.	49

Statements of Assets and Liabilities (unaudited)

June 30, 2014

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
ASSETS:
Investments in securities, at cost	$11,168,046	$502,405,699
Investments in securities, at fair value	$11,591,122	$503,526,207
Cash	202,999	28,778,953
Foreign cash, at value (cost $0 and $19,111, respectively)	—	19,131
Deposits with brokers for derivatives collateral	—	1,029,342
Receivables:
Interest and dividends	175,028	3,542,464
Investment securities sold	430,198	764,477
Capital shares sold	50,472	1,312,187
From advisor (See Note 3)	14,911	—
Unrealized appreciation on forward foreign currency exchange contracts	—	7,122,795
Prepaid expenses	53,492	49,824
Total assets	12,518,222	546,145,380
LIABILITIES:
Payables:
Investment securities purchased	603,530	20,048,268
Capital shares reacquired	19	413,539
Management fee	6,745	212,820
12b-1 distribution fees	1,734	30,006
Directors’ fees	134	59,108
Fund administration	385	17,026
To affiliates (See Note 3)	—	46,228
Variation margin for interest rate swaps	—	2,288
Variation margin for futures contracts	—	56,770
Unrealized depreciation on forward foreign currency exchange contracts	6,921	3,080,763
Credit default swap agreements payable, at fair value (including upfront payments received of $0 and $129,442)	—	25,747
Distributions payable	50,689	1,106,341
Accrued expenses	16,011	139,039
Total liabilities	686,168	25,237,943
NET ASSETS	$11,832,054	$520,907,437
COMPOSITION OF NET ASSETS:
Paid-in capital	$11,289,914	$532,311,059
Distributions in excess of net investment income	(27,230)	(5,367,656)
Accumulated net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	153,182	(11,004,102)
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	416,188	4,968,136
Net Assets	$11,832,054	$520,907,437

50	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2014

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Net assets by class:
Class A Shares	$6,183,912	$43,468,700
Class B Shares	—	$516,711
Class C Shares	$134,696	$13,738,017
Class F Shares	$127,767	$31,477,061
Class I Shares	$5,170,253	$430,932,440
Class P Shares	—	$7,518
Class R2 Shares	$107,713	$248,528
Class R3 Shares	$107,713	$518,462
Outstanding shares by class:
Class A Shares (350 and 415 million shares of common stock authorized, $.001 par value)	392,866	6,803,456
Class B Shares (0 and 30 million shares of common stock authorized, $.001 par value)	—	80,499
Class C Shares (85 and 100 million shares of common stock authorized, $.001 par value)	8,558	2,137,673
Class F Shares (85 and 100 million shares of common stock authorized, $.001 par value)	8,117	4,929,929
Class I Shares (85 and 100 million shares of common stock authorized, $.001 par value)	328,467	67,580,955
Class P Shares (0 and 20 million shares of common stock authorized, $.001 par value)	—	1,178
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	6,843	38,835
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	6,843	81,342
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.74	$6.39
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.10	$6.54
Class B Shares-Net asset value	—	$6.42
Class C Shares-Net asset value	$15.74	$6.43
Class F Shares-Net asset value	$15.74	$6.38
Class I Shares-Net asset value	$15.74	$6.38
Class P Shares-Net asset value	—	$6.38
Class R2 Shares-Net asset value	$15.74	$6.40
Class R3 Shares-Net asset value	$15.74	$6.37

See Notes to Financial Statements.	51

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2014

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
ASSETS:
Investments in securities, at cost	$8,381,139	$238,312,041
Investments in securities, at fair value	$8,365,327	$269,792,337
Deposits with brokers for futures collateral	—	42,900
Receivables:
Interest and dividends	195,045	253,061
Investment securities sold	42,120	—
Capital shares sold	43,047	2,038,266
From advisor (See Note 3)	21,244	—
From affiliate (See Note 3)	—	41,565
Unrealized appreciation on forward foreign currency exchange contracts	21,180	—
Prepaid and other expenses	53,155	55,778
Total assets	8,741,118	272,223,907
LIABILITIES:
Payables:
Investment securities purchased	—	528,694
Capital shares reacquired	9,612	69,313
Management fee	4,843	21,756
12b-1 distribution fees	1,570	84,226
Directors’ fees	265	38,746
Fund administration	277	—
Variation margin	—	2,578
Unrealized depreciation on forward foreign currency exchange contracts	33,192	—
Distributions payable	18,341	474
Accrued expenses	53,809	82,317
Total liabilities	121,909	828,104
NET ASSETS	$8,619,209	$271,395,803
COMPOSITION OF NET ASSETS:
Paid-in capital	$8,705,068	$240,710,457
Distributions in excess of net investment income	(26,544)	(10,468)
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(35,033)	(755,838)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(24,282)	31,451,652
Net Assets	$8,619,209	$271,395,803

52	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2014

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Net assets by class:
Class A Shares	$5,578,568	$167,017,402
Class B Shares	—	$5,410,679
Class C Shares	$292,188	$44,504,836
Class F Shares	$122,506	$8,908,355
Class I Shares	$2,416,415	$39,222,989
Class R2 Shares	$104,739	$108,733
Class R3 Shares	$104,793	$6,222,809
Outstanding shares by class:
Class A Shares (350 and 430 million shares of common stock authorized, $.001 par value)	378,308	12,683,960
Class B Shares (0 and 15 million shares of common stock authorized, $.001 par value)	—	448,258
Class C Shares (85 and 20 million shares of common stock authorized, $.001 par value)	19,818	3,685,850
Class F Shares (85 and 20 million shares of common stock authorized, $.001 par value)	8,310	676,353
Class I Shares (85 and 15 million shares of common stock authorized, $.001 par value)	163,889	2,960,956
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,104	8,109
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,108	470,109
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.75	$13.17
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.09	$13.47
Class B Shares-Net asset value	—	$12.07
Class C Shares-Net asset value	$14.74	$12.07
Class F Shares-Net asset value	$14.74	$13.17
Class I Shares-Net asset value	$14.74	$13.25
Class R2 Shares-Net asset value	$14.74	$13.41
Class R3 Shares-Net asset value	$14.74	$13.24

See Notes to Financial Statements.	53

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2014

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Investment income:
Interest and other	$293,838	$4,378,250
Total investment income	293,838	4,378,250
Expenses:
Management fee	38,514	1,194,871
12b-1 distribution plan-Class A	5,686	44,935
12b-1 distribution plan-Class B	—	2,929
12b-1 distribution plan-Class C	536	61,209
12b-1 distribution plan-Class F	52	16,223
12b-1 distribution plan-Class P	—	17
12b-1 distribution plan-Class R2	307	712
12b-1 distribution plan-Class R3	255	1,186
Shareholder servicing	5,292	117,850
Professional	30,649	41,339
Reports to shareholders	4,840	31,712
Fund administration	2,201	95,590
Custody	10,739	38,522
Offering costs	11,307	—
Directors’ fees	185	9,586
Registration	36,156	43,908
Subsidy (See Note 3)	—	248,114
Other	2,882	7,289
Gross expenses	149,601	1,955,992
Expense reductions (See Note 8)	(5)	(42)
Management fee waived and expenses reimbursed (See Note 3)	(96,554)	—
Net expenses	53,042	1,955,950
Net investment income	240,796	2,422,300
Net realized and unrealized gain:
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	153,854	10,367,249
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	435,940	6,791,888
Net realized and unrealized loss	589,794	17,159,137
Net Increase in Net Assets Resulting From Operations	$830,590	$19,581,437

54	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended June 30, 2014

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Investment income:
Dividends received from Underlying Funds	$—	$4,532,375
Interest and other (net of foreign withholding taxes of $4,604 and $0, respectively)	251,874	—
Total investment income	251,874	4,532,375
Expenses:
Management fee	27,296	301,291
12b-1 distribution plan-Class A	4,937	184,633
12b-1 distribution plan-Class B	—	27,450
12b-1 distribution plan-Class C	1,302	193,689
12b-1 distribution plan-Class F	58	3,570
12b-1 distribution plan-Class R2	297	278
12b-1 distribution plan-Class R3	248	13,478
Shareholder servicing	2,246	180,039
Professional	26,000	18,038
Reports to shareholders	5,712	20,546
Fund administration	1,560	—
Custody	5,993	4,458
Directors’ fees	166	4,972
Registration	56,543	41,927
Offering costs	12,341	—
Other	4,217	4,812
Gross expenses	148,916	999,181
Expense reductions (See Note 9)	(3)	(92)
Expenses assumed by Underlying Funds (See Note 3)	—	(274,701)
Management fee waived and expenses reimbursed (See Note 3)	(109,471)	(203,981)
Net expenses	39,442	520,407
Net investment income	212,432	4,011,968
Net realized and unrealized gain (loss):
Net realized loss on investments, futures contracts and foreign currency related transactions	(7,378)	2,361,948 *
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	231,355	10,711,007
Net realized and unrealized gain	223,977	13,072,955
Net Increase in Net Assets Resulting From Operations	$436,409	$17,084,923
*	Includes net realized gain from affiliated issuers of $2,358,249 (See Note 12).

See Notes to Financial Statements.	55

Statements of Changes in Net Assets

	Emerging Markets Corporate Debt Fund
INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Period Ended December 31, 2013*
Operations:
Net investment income	$240,796	$12,151
Net realized gain on investments	153,854	2,174
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	435,940	(19,752)
Net increase (decrease) in net assets resulting from operations	830,590	(5,427)
Distributions to shareholders from:
Net investment income
Class A	(136,559)	(7,032)
Class C	(2,147)	(102)
Class F	(2,549)	(152)
Class I	(122,208)	(7,544)
Class R2	(2,545)	(157)
Class R3	(2,545)	(157)
Total distributions to shareholders	(268,553)	(15,144)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	970,493	10,037,000
Reinvestment of distributions	266,989	16,177
Cost of shares reacquired	(71)	—
Net increase in net assets resulting from capital share transactions	1,237,411	10,053,177
Net increase in net assets	1,799,448	10,032,606
NET ASSETS:
Beginning of period	$10,032,606	$—
End of period	$11,832,054	$10,032,606
Undistributed (distributions in excess of) net investment income	$(27,230)	$527
*	For the period December 6, 2013 (commencement of operations) to December 31, 2013.

56	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Emerging Markets Currency Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$2,422,300	$4,724,151
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	10,367,249	(8,000,393)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	6,791,888	(10,389,791)
Net increase (decrease) in net assets resulting from operations	19,581,437	(13,666,033)
Distributions to shareholders from:
Net investment income
Class A	(523,881)	(982,726)
Class B	(4,513)	(9,892)
Class C	(126,749)	(279,565)
Class F	(393,979)	(896,679)
Class I	(4,830,012)	(4,607,470)
Class P	(78)	(133)
Class R2	(2,294)	(3,132)
Class R3	(5,052)	(6,596)
Return of capital
Class A	—	(745,764)
Class B	—	(7,506)
Class C	—	(212,155)
Class F	—	(680,466)
Class I	—	(3,496,485)
Class P	—	(101)
Class R2	—	(2,377)
Class R3	—	(5,005)
Total distributions to shareholders	(5,886,558)	(11,936,052)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	180,047,394	177,016,961
Reinvestment of distributions	5,694,452	11,012,003
Cost of shares reacquired	(76,630,710)	(212,293,195)
Net increase (decrease) in net assets resulting from capital share transactions	109,111,136	(24,264,231)
Net increase (decrease) in net assets	122,806,015	(49,866,316)
NET ASSETS:
Beginning of period	$398,101,422	$447,967,738
End of period	$520,907,437	$398,101,422
Distributions in excess of net investment income	$(5,367,656)	$(1,903,398)

See Notes to Financial Statements.	57

Statements of Changes in Net Assets (continued)

	Emerging Markets Local Bond Fund
INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Period Ended December 31, 2013*
Operations:
Net investment income	$212,432	$179,567
Net realized gain (loss) on investments and foreign currency related transactions	(7,378)	14,479
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	231,355	(255,637)
Net increase (decrease) in net assets resulting from operations	436,409	(61,591)
Distributions to shareholders from:
Net investment income
Class A	(148,136)	(140,478)
Class C	(6,771)	(4,401)
Class F	(3,553)	(3,577)
Class I	(70,970)	(75,123)
Class R2	(3,076)	(2,966)
Class R3	(3,077)	(3,018)
Total distributions to shareholders	(235,583)	(229,563)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	586,696	8,747,781
Reinvestment of distributions	233,563	254,775
Cost of shares reacquired	(179,072)	(934,206)
Net increase in net assets resulting from capital share transactions	641,187	8,068,350
Net increase in net assets	842,013	7,777,196
NET ASSETS:
Beginning of period	$7,777,196	$—
End of period	$8,619,209	$7,777,196
Distributions in excess of net investment income	$(26,544)	$(3,393)
*	For the period June 21, 2013 (commencement of operations) to December 31, 2013.

58	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Global Opportunity Fund
INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$4,011,968	$6,168,458
Capital gains distributions received from Underlying Funds	—	2,994,619
Net realized gain on investments and futures contracts	2,361,948	2,134,648
Net change in unrealized appreciation/depreciation on investments and futures contracts	10,711,007	15,703,811
Net increase in net assets resulting from operations	17,084,923	27,001,536
Distributions to shareholders from:
Net investment income
Class A	(2,485,575)	(5,241,605)
Class B	(72,812)	(225,706)
Class C	(581,986)	(1,223,675)
Class F	(129,283)	(202,158)
Class I	(622,423)	(1,260,162)
Class R2	(1,402)	(3,446)
Class R3	(90,116)	(213,687)
Net realized gain
Class A	—	(879,308)
Class B	—	(42,177)
Class C	—	(246,618)
Class F	—	(40,896)
Class I	—	(216,061)
Class R2	—	(554)
Class R3	—	(36,602)
Total distributions to shareholders	(3,983,597)	(9,832,655)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	45,715,465	63,790,915
Reinvestment of distributions	3,687,401	9,222,247
Cost of shares reacquired	(19,509,045)	(39,479,184)
Net increase in net assets resulting from capital share transactions	29,893,821	33,533,978
Net increase in net assets	42,995,147	50,702,859
NET ASSETS:
Beginning of period	$228,400,656	$177,697,797
End of period	$271,395,803	$228,400,656
Distributions in excess of net investment income	$(10,468)	$(38,839)

See Notes to Financial Statements.	59

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

	Class A Shares
	Six Months Ended 6/30/2014 (unaudited)		12/6/2013 to 12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.97		$15.00
Investment operations:
Net investment income(b)	.32		.02
Net realized and unrealized gain (loss)	.81		(.02)
Total from investment operations	1.13		—
Distributions to shareholders from:
Net investment income	(.36)		(.03)
Net asset value, end of period	$15.74		$14.97
Total Return(c)	7.64	%(d)	(.04	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.52	%(d)	1.05	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.52	%(d)	1.05	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.38	%(d)	5.26	%(e)
Net investment income	2.13	%(d)	1.84	%(e)

Supplemental Data:
Net assets, end of period (000)	$6,184		$4,835
Portfolio turnover rate	177.36	%(d)	4.14	%(d)
(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

60	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class C Shares
	Six Months Ended 6/30/2014 (unaudited)		12/6/2013 to 12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.97		$15.00
Investment operations:
Net investment income(b)	.27		.01
Net realized and unrealized gain (loss)	.80		(.02)
Total from investment operations	1.07		(.01)
Distributions to shareholders from:
Net investment income	(.30)		(.02)
Net asset value, end of period	$15.74		$14.97
Total Return(c)	7.22	%(d)	(.09	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.92	%(d)	1.86	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.92	%(d)	1.86	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.78	%(d)	6.07	%(e)
Net investment income	1.74	%(d)	1.03	%(e)

Supplemental Data:
Net assets, end of period (000)	$135		$100
Portfolio turnover rate	177.36	%(d)	4.14	%(d)
(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	61

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class F Shares
	Six Months Ended 6/30/2014 (unaudited)		12/6/2013 to 12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.97		$15.00
Investment operations:
Net investment income(b)	.33		.02
Net realized and unrealized gain (loss)	.81		(.02)
Total from investment operations	1.14		—
Distributions to shareholders from:
Net investment income	(.37)		(.03)
Net asset value, end of period	$15.74		$14.97
Total Return(c)	7.69	%(d)	(.04	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(d)	.95	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.47	%(d)	.95	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.33	%(d)	5.15	%(e)
Net investment income	2.18	%(d)	1.94	%(e)

Supplemental Data:
Net assets, end of period (000)	$128		$100
Portfolio turnover rate	177.36	%(d)	4.14	%(d)
(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

62	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class I Shares
	Six Months Ended 6/30/2014 (unaudited)		12/6/2013 to 12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.97		$15.00
Investment operations:
Net investment income(b)	.34		.02
Net realized and unrealized gain (loss)	.81		(.02)
Total from investment operations	1.15		—
Distributions to shareholders from:
Net investment income	(.38)		(.03)
Net asset value, end of period	$15.74		$14.97
Total Return(c)	7.75	%(d)	(.03	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	.85	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.85	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.29	%(d)	5.06	%(e)
Net investment income	2.22	%(d)	2.03	%(e)

Supplemental Data:
Net assets, end of period (000)	$5,170		$4,798
Portfolio turnover rate	177.36	%(d)	4.14	%(d)
(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	63

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class R2 Shares
	Six Months Ended 6/30/2014 (unaudited)		12/6/2013 to 12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.97		$15.00
Investment operations:
Net investment income(b)	.34		.02
Net realized and unrealized gain (loss)	.81		(.02)
Total from investment operations	1.15		—
Distributions to shareholders from:
Net investment income	(.38)		(.03)
Net asset value, end of period	$15.74		$14.97
Total Return(c)	7.74	%(d)	(.03	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	.85	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.85	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.58	%(d)	5.06	%(e)
Net investment income	2.22	%(d)	2.03	%(e)

Supplemental Data:
Net assets, end of period (000)	$108		$100
Portfolio turnover rate	177.36	%(d)	4.14	%(d)
(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

64	See Notes to Financial Statements.

Financial Highlights (concluded)

EMERGING MARKETS CORPORATE DEBT FUND

	Class R3 Shares
	Six Months Ended 6/30/2014 (unaudited)		12/6/2013 to 12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.97		$15.00
Investment operations:
Net investment income(b)	.34		.02
Net realized and unrealized gain (loss)	.81		(.02)
Total from investment operations	1.15		—
Distributions to shareholders from:
Net investment income	(.38)		(.03)
Net asset value, end of period	$15.74		$14.97
Total Return(c)	7.74	%(d)	(.03	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	.85	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.85	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.53	%(d)	5.07	%(e)
Net investment income	2.22	%(d)	2.05	%(e)

Supplemental Data:
Net assets, end of period (000)	$108		$100
Portfolio turnover rate	177.36	%(d)	4.14	%(d)
(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	65

Financial Highlights

EMERGING MARKETS CURRENCY FUND

	Class A Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$6.25		$6.63	$6.15	$6.74	$6.70	$5.72
Investment operations:
Net investment income(a)	.03		.06	.07	.08	.11	.17
Net realized and unrealized gain (loss)	.18		(.27)	.58	(.46)	.27	.99
Total from investment operations	.21		(.21)	.65	(.38)	.38	1.16
Distributions to shareholders from:
Net investment income	(.07)		(.10)	(.15)	(.18)	(.20)	(.18)
Net realized gain	—		—	—	(.03)	(.14)	—
Return of capital	—		(.07)	(.02)	—	—	—
Total distributions	(.07)		(.17)	(.17)	(.21)	(.34)	(.18)
Net asset value, end of period	$6.39		$6.25	$6.63	$6.15	$6.74	$6.70
Total Return(b)	3.43	%(c)	(3.21)%	10.69%	(5.87)%	5.79%	20.53%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.48	%(c)	.99%	1.01%	1.02%	1.17%	1.27%
Expenses, including expense reductions and expenses reimbursed	.48	%(c)	.99%	1.01%	1.02%	1.17%	1.27%
Expenses, excluding expense reductions and expenses reimbursed	.48	%(c)	.99%	1.01%	1.02%	1.17%	1.27%
Net investment income	.44	%(c)	.97%	1.02%	1.18%	1.68%	2.69%

Supplemental Data:
Net assets, end of period (000)	$43,469		$47,961	$73,947	$80,034	$98,279	$109,152
Portfolio turnover rate	48.03	%(c)	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

66	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class B Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$6.28		$6.66	$6.18	$6.77	$6.73	$5.74
Investment operations:
Net investment income(a)	—	(b)	.01	.02	.03	.07	.13
Net realized and unrealized gain (loss)	.19		(.27)	.58	(.46)	.26	.99
Total from investment operations	.19		(.26)	.60	(.43)	.33	1.12
Distributions to shareholders from:
Net investment income	(.05)		(.07)	(.10)	(.13)	(.15)	(.13)
Net realized gain	—		—	—	(.03)	(.14)	—
Return of capital	—		(.05)	(.02)	—	—	—
Total distributions	(.05)		(.12)	(.12)	(.16)	(.29)	(.13)
Net asset value, end of period	$6.42		$6.28	$6.66	$6.18	$6.77	$6.73
Total Return(c)	3.01	%(d)	(3.95)%	9.79%	(6.55)%	5.10%	19.68%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.88	%(d)	1.79%	1.80%	1.80%	1.83%	1.93%
Expenses, including expense reductions and expenses reimbursed	.88	%(d)	1.79%	1.80%	1.80%	1.83%	1.93%
Expenses, excluding expense reductions and expenses reimbursed	.88	%(d)	1.79%	1.80%	1.80%	1.83%	1.93%
Net investment income	.05	%(d)	.18%	.24%	.44%	1.05%	2.11%

Supplemental Data:
Net assets, end of period (000)	$517		$696	$1,219	$1,674	$2,693	$3,884
Portfolio turnover rate	48.03	%(d)	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	67

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class C Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$6.29		$6.67	$6.19	$6.78	$6.74	$5.74
Investment operations:
Net investment income(a)	.01		.02	.02	.03	.07	.13
Net realized and unrealized gain (loss)	.18		(.27)	.59	(.46)	.26	1.00
Total from investment operations	.19		(.25)	.61	(.43)	.33	1.13
Distributions to shareholders from:
Net investment income	(.05)		(.07)	(.11)	(.13)	(.15)	(.13)
Net realized gain	—		—	—	(.03)	(.14)	—
Return of capital	—		(.06)	(.02)	—	—	—
Total distributions	(.05)		(.13)	(.13)	(.16)	(.29)	(.13)
Net asset value, end of period	$6.43		$6.29	$6.67	$6.19	$6.78	$6.74
Total Return(b)	3.09	%(c)	(3.78)%	9.91%	(6.44)%	5.09%	19.85%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.79	%(c)	1.62%	1.68%	1.69%	1.82%	1.91%
Expenses, including expense reductions and expenses reimbursed	.79	%(c)	1.62%	1.68%	1.69%	1.82%	1.91%
Expenses, excluding expense reductions and expenses reimbursed	.79	%(c)	1.62%	1.68%	1.69%	1.82%	1.91%
Net investment income	.13	%(c)	.34%	.37%	.51%	1.02%	2.03%

Supplemental Data:
Net assets, end of period (000)	$13,738		$17,378	$28,543	$36,551	$34,232	$27,512
Portfolio turnover rate	48.03	%(c)	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

68	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class F Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$6.25		$6.62	$6.15	$6.74	$6.69	$5.71
Investment operations:
Net investment income(a)	.03		.07	.07	.09	.13	.18
Net realized and unrealized gain (loss)	.18		(.27)	.58	(.47)	.27	.99
Total from investment operations	.21		(.20)	.65	(.38)	.40	1.17
Distributions to shareholders from:
Net investment income	(.08)		(.09)	(.16)	(.18)	(.21)	(.19)
Net realized gain	—		—	—	(.03)	(.14)	—
Return of capital	—		(.08)	(.02)	—	—	—
Total distributions	(.08)		(.17)	(.18)	(.21)	(.35)	(.19)
Net asset value, end of period	$6.38		$6.25	$6.62	$6.15	$6.74	$6.69
Total Return(b)	3.32	%(c)	(2.97)%	10.63%	(5.77)%	6.20%	20.82%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.43	%(c)	.89%	.91%	.91%	.92%	.98%
Expenses, including expense reductions and expenses reimbursed	.43	%(c)	.89%	.91%	.91%	.92%	.98%
Expenses, excluding expense reductions and expenses reimbursed	.43	%(c)	.89%	.91%	.91%	.92%	.98%
Net investment income	.49	%(c)	1.06%	1.12%	1.27%	1.88%	2.72%

Supplemental Data:
Net assets, end of period (000)	$31,477		$36,181	$71,622	$76,795	$61,059	$24,463
Portfolio turnover rate	48.03	%(c)	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	69

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class I Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$6.24		$6.61	$6.14	$6.73	$6.69	$5.72
Investment operations:
Net investment income(a)	.03		.08	.08	.09	.13	.19
Net realized and unrealized gain (loss)	.19		(.27)	.57	(.46)	.27	.98
Total from investment operations	.22		(.19)	.65	(.37)	.40	1.17
Distributions to shareholders from:
Net investment income	(.08)		(.10)	(.16)	(.19)	(.22)	(.20)
Net realized gain	—		—	—	(.03)	(.14)	—
Return of capital	—		(.08)	(.02)	—	—	—
Total distributions	(.08)		(.18)	(.18)	(.22)	(.36)	(.20)
Net asset value, end of period	$6.38		$6.24	$6.61	$6.14	$6.73	$6.69
Total Return(b)	3.53	%(c)	(2.88)%	10.75%	(5.68)%	6.17%	20.89%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.38	%(c)	.80%	.80%	.81%	.83%	.92%
Expenses, including expense reductions and expenses reimbursed	.38	%(c)	.80%	.80%	.81%	.83%	.92%
Expenses, excluding expense reductions and expenses reimbursed	.38	%(c)	.80%	.80%	.81%	.83%	.92%
Net investment income	.53	%(c)	1.18%	1.21%	1.40%	2.00%	3.06%

Supplemental Data:
Net assets, end of period (000)	$430,932		$295,136	$271,710	$119,329	$79,092	$27,176
Portfolio turnover rate	48.03	%(c)	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

70	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class P Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$6.25		$6.62	$6.14	$6.74	$6.69	$5.71
Investment operations:
Net investment income(a)	.02		.05	.05	.07	.11	.16
Net realized and unrealized gain (loss)	.18		(.26)	.59	(.48)	.27	.99
Total from investment operations	.20		(.21)	.64	(.41)	.38	1.15
Distributions to shareholders from:
Net investment income	(.07)		(.09)	(.14)	(.16)	(.19)	(.17)
Net realized gain	—		—	—	(.03)	(.14)	—
Return of capital	—		(.07)	(.02)	—	—	—
Total distributions	(.07)		(.16)	(.16)	(.19)	(.33)	(.17)
Net asset value, end of period	$6.38		$6.25	$6.62	$6.14	$6.74	$6.69
Total Return(b)	3.15	%(c)	(3.26)%	10.27%	(6.07)%	5.87%	20.43%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.59	%(c)	1.22%	1.24%	1.25%	1.27%	1.32%
Expenses, including expense reductions	.59	%(c)	1.22%	1.24%	1.25%	1.27%	1.32%
Expenses, excluding expense reductions	.59	%(c)	1.22%	1.24%	1.25%	1.27%	1.32%
Net investment income	.33	%(c)	.78%	.80%	.98%	1.61%	2.50%

Supplemental Data:
Net assets, end of period (000)	$8		$8	$10	$9	$32	$16
Portfolio turnover rate	48.03	%(c)	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	71

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class R2 Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$6.26		$6.64	$6.16	$6.75	$6.71	$5.72
Investment operations:
Net investment income(a)	.02		.04	.04	.05	.09	.15
Net realized and unrealized gain (loss)	.18		(.28)	.59	(.46)	.27	1.00
Total from investment operations	.20		(.24)	.63	(.41)	.36	1.15
Distributions to shareholders from:
Net investment income	(.06)		(.08)	(.13)	(.15)	(.18)	(.16)
Net realized gain	—		—	—	(.03)	(.14)	—
Return of capital	—		(.06)	(.02)	—	—	—
Total distributions	(.06)		(.14)	(.15)	(.18)	(.32)	(.16)
Net asset value, end of period	$6.40		$6.26	$6.64	$6.16	$6.75	$6.71
Total Return(b)	3.22	%(c)	(3.59)%	10.24%	(6.22)%	5.54%	20.12%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.68	%(c)	1.40%	1.41%	1.41%	1.42%	1.50%
Expenses, including expense reductions and expenses reimbursed	.68	%(c)	1.40%	1.41%	1.41%	1.42%	1.50%
Expenses, excluding expense reductions and expenses reimbursed	.68	%(c)	1.40%	1.41%	1.41%	1.42%	1.50%
Net investment income	.24	%(c)	.58%	.63%	.76%	1.39%	2.44%

Supplemental Data:
Net assets, end of period (000)	$249		$248	$300	$218	$70	$23
Portfolio turnover rate	48.03	%(c)	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

72	See Notes to Financial Statements.

Financial Highlights (concluded)

EMERGING MARKETS CURRENCY FUND

	Class R3 Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$6.24		$6.61	$6.14	$6.73	$6.70	$5.72
Investment operations:
Net investment income(a)	.02		.04	.05	.06	.10	.16
Net realized and unrealized gain (loss)	.17		(.26)	.57	(.46)	.26	.99
Total from investment operations	.19		(.22)	.62	(.40)	.36	1.15
Distributions to shareholders from:
Net investment income	(.06)		(.09)	(.13)	(.16)	(.19)	(.17)
Net realized gain	—		—	—	(.03)	(.14)	—
Return of capital	—		(.06)	(.02)	—	—	—
Total distributions	(.06)		(.15)	(.15)	(.19)	(.33)	(.17)
Net asset value, end of period	$6.37		$6.24	$6.61	$6.14	$6.73	$6.70
Total Return(b)	3.13	%(c)	(3.35)%	10.23%	(6.14)%	5.49%	20.33%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.62	%(c)	1.28%	1.29%	1.31%	1.33%	1.41%
Expenses, including expense reductions and expenses reimbursed	.62	%(c)	1.28%	1.29%	1.31%	1.33%	1.41%
Expenses, excluding expense reductions and expenses reimbursed	.62	%(c)	1.28%	1.29%	1.31%	1.33%	1.41%
Net investment income	.30	%(c)	.70%	.74%	.92%	1.48%	2.52%

Supplemental Data:
Net assets, end of period (000)	$518		$494	$617	$411	$326	$103
Portfolio turnover rate	48.03	%(c)	105.11%	141.92%	130.30%	113.50%	90.72%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	73

Financial Highlights

EMERGING MARKETS LOCAL BOND FUND

	Class A Shares
	Six Months
	Ended		6/21/2013
	6/30/2014		to
	(unaudited)		12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.39		$15.00
Investment operations:
Net investment income(b)	.38		.37
Net realized and unrealized gain (loss)	.41		(.51)
Total from investment operations	.79		(.14)
Distributions to shareholders from:
Net investment income	(.43)		(.47)
Net asset value, end of period	$14.75		$14.39
Total Return(c)	5.59	%(d)	(.97	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.52	%(d)	1.02	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.52	%(d)	1.02	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.90	%(d)	5.09	%(e)
Net investment income	2.68	%(d)	4.79	%(e)

Supplemental Data:
Net assets, end of period (000)	$5,579		$4,950
Portfolio turnover rate	23.24	%(d)	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

74	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class C Shares
	Six Months
	Ended		6/21/2013
	6/30/2014		to
	(unaudited)		12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.38		$15.00
Investment operations:
Net investment income(b)	.33		.31
Net realized and unrealized gain (loss)	.40		(.52)
Total from investment operations	.73		(.21)
Distributions to shareholders from:
Net investment income	(.37)		(.41)
Net asset value, end of period	$14.74		$14.38
Total Return(c)	5.18	%(d)	(1.43	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.92	%(d)	1.77	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.92	%(d)	1.77	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.30	%(d)	5.63	%(e)
Net investment income	2.28	%(d)	3.97	%(e)

Supplemental Data:
Net assets, end of period (000)	$292		$226
Portfolio turnover rate	23.24	%(d)	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	75

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class F Shares
	Six Months Ended 6/30/2014 (unaudited)		6/21/2013 to 12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.38		$15.00
Investment operations:
Net investment income(b)	.39		.38
Net realized and unrealized gain (loss)	.40		(.52)
Total from investment operations	.79		(.14)
Distributions to shareholders from:
Net investment income	(.43)		(.48)
Net asset value, end of period	$14.74		$14.38
Total Return(c)	5.65	%(d)	(.99 )	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(d)	.92	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.47	%(d)	.92	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.86	%(d)	5.16	%(e)
Net investment income	2.74	%(d)	4.84	%(e)

Supplemental Data:
Net assets, end of period (000)	$123		$116
Portfolio turnover rate	23.24	%(d)	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

76	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class I Shares
	Six Months Ended 6/30/2014 (unaudited)		6/21/2013 to 12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.38		$15.00
Investment operations:
Net investment income(b)	.40		.38
Net realized and unrealized gain (loss)	.40		(.52)
Total from investment operations	.80		(.14)
Distributions to shareholders from:
Net investment income	(.44)		(.48)
Net asset value, end of period	$14.74		$14.38
Total Return(c)	5.70	%(d)	(.94)	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	.82	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.82	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.81	%(d)	5.19	%(e)
Net investment income	2.78	%(d)	4.94	%(e)

Supplemental Data:
Net assets, end of period (000)	$2,416		$2,286
Portfolio turnover rate	23.24	%(d)	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	77

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class R2 Shares
	Six Months Ended 6/30/2014 (unaudited)		6/21/2013 to 12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.38		$15.00
Investment operations:
Net investment income(b)	.40		.34
Net realized and unrealized gain (loss)	.40		(.52)
Total from investment operations	.80		(.18)
Distributions to shareholders from:
Net investment income	(.44)		(.44)
Net asset value, end of period	$14.74		$14.38
Total Return(c)	5.70	%(d)	(1.23)	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	1.40	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	1.40	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.10	%(d)	5.79	%(e)
Net investment income	2.78	%(d)	4.36	%(e)

Supplemental Data:
Net assets, end of period (000)	$105		$99
Portfolio turnover rate	23.24	%(d)	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

78	See Notes to Financial Statements.

Financial Highlights (concluded)

EMERGING MARKETS LOCAL BOND FUND

	Class R3 Shares
	Six Months Ended 6/30/2014 (unaudited)		6/21/2013 to 12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.38		$15.00
Investment operations:
Net investment income(b)	.40		.35
Net realized and unrealized gain (loss)	.40		(.52)
Total from investment operations	.80		(.17)
Distributions to shareholders from:
Net investment income	(.44)		(.45)
Net asset value, end of period	$14.74		$14.38
Total Return(c)	5.70	%(d)	(1.18)	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	1.30	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	1.30	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.05	%(d)	5.69	%(e)
Net investment income	2.78	%(d)	4.46	%(e)

Supplemental Data:
Net assets, end of period (000)	$105		$99
Portfolio turnover rate	23.24	%(d)	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	79

Financial Highlights

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class A Shares
	Six Months Ended 6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.49		$11.42	$10.29	$11.41	$10.56	$7.95
Investment operations:
Net investment income(a)	.22		.39	.36	.35	.33	.28
Net realized and unrealized gain (loss)	.66		1.26	1.16	(1.12)	.84	2.66
Total from investment operations	.88		1.65	1.52	(.77)	1.17	2.94
Distributions to shareholders from:
Net investment income	(.20)		(.50)	(.38)	(.35)	(.32)	(.33)
Net realized gain	—		(.08)	—	—	—	—
Return of capital	—		—	(.01)	—	—	—
Total distributions	(.20)		(.58)	(.39)	(.35)	(.32)	(.33)
Net asset value, end of period	$13.17		$12.49	$11.42	$10.29	$11.41	$10.56
Total Return(b)	7.11	%(c)	14.66%	15.02%	(6.89)%	11.36%	37.83%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.16	%(c)	.31%	.30%	.28%	.35%	.35%
Expenses, including expense reductions, expenses assumed and management fee waived	.16	%(c)	.31%	.30%	.28%	.35%	.35%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.36	%(c)	.77%	.80%	.84%	.94%	1.17%
Net investment income	1.70	%(c)	3.20%	3.31%	3.11%	3.07%	3.15%

Supplemental Data:
Net assets, end of period (000)	$167,017		$139,986	$110,910	$108,217	$107,234	$83,625
Portfolio turnover rate	13.29	%(c)	23.32%	36.34%	27.66%	9.48%	6.81%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

80	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class B Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.46		$10.53	$9.51	$10.57	$9.81	$7.38
Investment operations:
Net investment income(a)	.14		.26	.25	.24	.23	.21
Net realized and unrealized gain (loss)	.63		1.16	1.09	(1.03)	.79	2.48
Total from investment operations	.77		1.42	1.34	(.79)	1.02	2.69
Distributions to shareholders from:
Net investment income	(.16)		(.41)	(.31)	(.27)	(.26)	(.26)
Net realized gain	—		(.08)	—	—	—	—
Return of capital	—		—	(.01)	—	—	—
Total distributions	(.16)		(.49)	(.32)	(.27)	(.26)	(.26)
Net asset value, end of period	$12.07		$11.46	$10.53	$9.51	$10.57	$9.81
Total Return(b)	6.75	%(c)	13.70%	14.24%	(7.56)%	10.60%	37.10%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.53	%(c)	1.05%	1.04%	.99%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.53	%(c)	1.05%	1.04%	.99%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.73	%(c)	1.51%	1.54%	1.55%	1.59%	1.82%
Net investment income	1.23	%(c)	2.32%	2.51%	2.29%	2.35%	2.49%

Supplemental Data:
Net assets, end of period (000)	$5,411		$6,020	$6,939	$8,276	$11,389	$10,668
Portfolio turnover rate	13.29	%(c)	23.32%	36.34%	27.66%	9.48%	6.81%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	81

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class C Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.47		$10.54	$9.53	$10.59	$9.83	$7.40
Investment operations:
Net investment income(a)	.16		.27	.26	.25	.24	.22
Net realized and unrealized gain (loss)	.60		1.16	1.07	(1.03)	.78	2.47
Total from investment operations	.76		1.43	1.33	(.78)	1.02	2.69
Distributions to shareholders from:
Net investment income	(.16)		(.42)	(.31)	(.28)	(.26)	(.26)
Net realized gain	—		(.08)	—	—	—	—
Return of capital	—		—	(.01)	—	—	—
Total distributions	(.16)		(.50)	(.32)	(.28)	(.26)	(.26)
Net asset value, end of period	$12.07		$11.47	$10.54	$9.53	$10.59	$9.83
Total Return(b)	6.70	%(c)	13.76%	14.17%	(7.48)%	10.58%	37.00%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.53	%(c)	1.05%	1.04%	.97%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.53	%(c)	1.05%	1.04%	.97%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.73	%(c)	1.51%	1.53%	1.53%	1.59%	1.80%
Net investment income	1.34	%(c)	2.45%	2.62%	2.42%	2.46%	2.55%

Supplemental Data:
Net assets, end of period (000)	$44,505		$35,963	$29,821	$26,322	$25,893	$17,741
Portfolio turnover rate	13.29	%(c)	23.32%	36.34%	27.66%	9.48%	6.81%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

82	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class F Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.49		$11.43	$10.29	$11.41	$10.56	$7.95
Investment operations:
Net investment income(a)	.23		.44	.36	.37	.39	.35
Net realized and unrealized gain (loss)	.66		1.22	1.19	(1.12)	.80	2.61
Total from investment operations	.89		1.66	1.55	(.75)	1.19	2.96
Distributions to shareholders from:
Net investment income	(.21)		(.52)	(.40)	(.37)	(.34)	(.35)
Net realized gain	—		(.08)	—	—	—	—
Return of capital	—		—	(.01)	—	—	—
Total distributions	(.21)		(.60)	(.41)	(.37)	(.34)	(.35)
Net asset value, end of period	$13.17		$12.49	$11.43	$10.29	$11.41	$10.56
Total Return(b)	7.19	%(c)	14.73%	15.28%	(6.72)%	11.57%	38.16%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.09	%(c)	.16%	.15%	.10%	.10%	.10%
Expenses, including expense reductions, expenses assumed and management fee waived	.09	%(c)	.16%	.15%	.10%	.10%	.10%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.29	%(c)	.62%	.65%	.66%	.69%	.83%
Net investment income	1.82	%(c)	3.60%	3.31%	3.36%	3.63%	3.66%

Supplemental Data:
Net assets, end of period (000)	$8,908		$6,472	$2,423	$3,156	$2,256	$641
Portfolio turnover rate	13.29	%(c)	23.32%	36.34%	27.66%	9.48%	6.81%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	83

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class I Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.56		$11.49	$10.34	$11.47	$10.61	$7.98
Investment operations:
Net investment income(a)	.23		.42	.39	.38	.37	.32
Net realized and unrealized gain (loss)	.68		1.26	1.18	(1.13)	.84	2.67
Total from investment operations	.91		1.68	1.57	(.75)	1.21	2.99
Distributions to shareholders from:
Net investment income	(.22)		(.53)	(.41)	(.38)	(.35)	(.36)
Net realized gain	—		(.08)	—	—	—	—
Return of capital	—		—	(.01)	—	—	—
Total distributions	(.22)		(.61)	(.42)	(.38)	(.35)	(.36)
Net asset value, end of period	$13.25		$12.56	$11.49	$10.34	$11.47	$10.61
Total Return(b)	7.28	%(c)	14.85%	15.42%	(6.69)%	11.69%	38.39%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.04	%(c)	.06%	.05%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.04	%(c)	.06%	.05%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.24	%(c)	.52%	.55%	.57%	.60%	.80%
Net investment income	1.82	%(c)	3.44%	3.57%	3.38%	3.40%	3.55%

Supplemental Data:
Net assets, end of period (000)	$39,223		$34,086	$22,289	$14,086	$8,460	$1,055
Portfolio turnover rate	13.29	%(c)	23.32%	36.34%	27.66%	9.48%	6.81%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

84	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class R2 Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.72		$11.62	$10.46	$11.55	$10.64	$7.96
Investment operations:
Net investment income(a)	.20		.33	.34	.49	.36	.31
Net realized and unrealized gain (loss)	.67		1.30	1.18	(1.26)	.85	2.68
Total from investment operations	.87		1.63	1.52	(.77)	1.21	2.99
Distributions to shareholders from:
Net investment income	(.18)		(.45)	(.35)	(.32)	(.30)	(.31)
Net realized gain	—		(.08)	—	—	—	—
Return of capital	—		—	(.01)	—	—	—
Total distributions	(.18)		(.53)	(.36)	(.32)	(.30)	(.31)
Net asset value, end of period	$13.41		$12.72	$11.62	$10.46	$11.55	$10.64
Total Return(b)	6.98	%(c)	14.13%	14.71%	(6.77)%	11.63%	38.36%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.34	%(c)	.66%	.61%	.34%	.05%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.34	%(c)	.66%	.61%	.34%	.05%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.53	%(c)	1.12%	1.11%	.93%	.65%	.81%
Net investment income	1.56	%(c)	2.68%	3.05%	4.44%	3.38%	3.46%

Supplemental Data:
Net assets, end of period (000)	$109		$89	$107	$88	$11	$10
Portfolio turnover rate	13.29	%(c)	23.32%	36.34%	27.66%	9.48%	6.81%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	85

Financial Highlights (concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class R3 Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.55		$11.48	$10.34	$11.47	$10.62	$7.95
Investment operations:
Net investment income(a)	.20		.36	.35	.34	.34	.37
Net realized and unrealized gain (loss)	.68		1.26	1.16	(1.14)	.82	2.62
Total from investment operations	.88		1.62	1.51	(.80)	1.16	2.99
Distributions to shareholders from:
Net investment income	(.19)		(.47)	(.36)	(.33)	(.31)	(.32)
Net realized gain	—		(.08)	—	—	—	—
Return of capital	—		—	(.01)	—	—	—
Total distributions	(.19)		(.55)	(.37)	(.33)	(.31)	(.32)
Net asset value, end of period	$13.24		$12.55	$11.48	$10.34	$11.47	$10.62
Total Return(b)	7.05	%(c)	14.33%	14.81%	(7.10)%	11.17%	38.40%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.27	%(c)	.53%	.52%	.47%	.50%	.26%
Expenses, including expense reductions, expenses assumed and management fee waived	.27	%(c)	.53%	.52%	.47%	.50%	.26%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.46	%(c)	.99%	1.02%	1.04%	1.10%	.92%
Net investment income	1.57	%(c)	2.95%	3.17%	3.03%	3.20%	3.79%

Supplemental Data:
Net assets, end of period (000)	$6,223		$5,785	$5,211	$3,285	$2,179	$51
Portfolio turnover rate	13.29	%(c)	23.32%	36.34%	27.66%	9.48%	6.81%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

86	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Class A, C, F, I, R2 and R3 shares; Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”), Class A, C, F, I, R2 and R3 shares and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”), Class A, B, C, F, I, P, R2 and R3 shares. Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds no longer issue Class B shares for purchase. Emerging Markets Currency Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Multi-Asset Global Opportunity Fund has not issued Class P shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Notes to Financial Statements (unaudited)(continued)

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal periods ended December 31, 2010 through December 31, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. As of June 30, 2014, Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund had open forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of June 30, 2014, Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund had open futures contracts.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(m)	Interest Rate Swaps–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. As of June 30, 2014, only Emerging Markets Currency Fund had open interest rate swaps. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

(n)	Credit Default Swaps–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Notes to Financial Statements (unaudited)(continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(o)	Floating Rate Loans–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded

Notes to Financial Statements (unaudited)(continued)

portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2014, each Fund had no unfunded loan commitments.

(p)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Emerging Markets Currency Fund

First $1 billion	.50%
Over $1 billion	.45%

Multi-Asset Global Opportunity Fund’s management fee is .25% of the Fund’s average daily net assets.

For the six months ended June 30, 2014, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Effective Management Fee
Emerging Markets Corporate Debt Fund	.00%
Emerging Markets Currency Fund	.50%
Emerging Markets Local Bond Fund	.00%
Multi-Asset Global Opportunity Fund	.08%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund’s average daily net assets. Multi-Asset Global Opportunity Fund does not pay such fee.

For the six months ended June 30, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee for Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund and, if necessary, waive all or a portion of its administrative fee and reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.85%. This agreement may be terminated only upon the approval of the Board.

Effective May 1, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive .15% of its annual management fee for Multi-Asset Global Opportunity Fund. This agreement may be terminated only upon approval of the Board. For the twelve month period through April 30, 2014, Lord Abbett had contractually agreed to waive .18% of its annual management fee for the Fund.

Multi-Asset Global Opportunity Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Affiliated Fund, Inc.; Lord Abbett Equity Trust—Lord Abbett Calibrated Large Cap Value Fund and Lord Abbett Calibrated Mid Cap Value Fund; Lord Abbett Global Fund, Inc.—Lord Abbett Emerging Markets Currency Fund; Lord Abbett Investment Trust—Lord Abbett High Yield Fund, Lord Abbett Inflation Focused Fund and Lord Abbett Short Duration Income Fund; Lord Abbett Securities Trust—Lord Abbett International Dividend Income Fund and Lord Abbett Mid Cap Stock Fund, Inc.), pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Multi-Asset Global Opportunity Fund in proportion to the average daily value of total Underlying Fund shares owned by Multi-Asset Global Opportunity Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds in Multi-Asset Global Opportunity Fund’s Statement of Operations and Receivables from affiliates on Multi-Asset Global Opportunity

Notes to Financial Statements (unaudited)(continued)

Fund’s Statement of Assets and Liabilities. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on Emerging Markets Currency Fund’s Statement of Operations and Payable to affiliates on Emerging Markets Currency Fund’s Statement of Assets and Liabilities.

As of June 30, 2014, the percentages of Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 34.86%, 9.74% and 36.63%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A(1)	Class B(2)	Class C(3)	Class F	Class P(2)	Class R2	Class R3
Service	.15%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%
*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class A 12b-1 fee for Multi-Asset Global Opportunity Fund is .25% (.25% service, .00% distribution) of the Fund’s average daily net assets.
(2)	Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund only.
(3)	Except for Multi-Asset Global Opportunity Fund, each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2014:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Corporate Debt Fund	$15	$99
Emerging Markets Currency Fund	1,029	5,964
Emerging Markets Local Bond Fund	232	1,578
Multi-Asset Global Opportunity Fund	25,597	167,080

Distributor received the following amount of CDSCs for the six months ended June 30, 2014:

	Class A	Class C
Emerging Markets Corporate Debt Fund	$–	$–
Emerging Markets Currency Fund	644	1,769
Emerging Markets Local Bond Fund	—	—
Multi-Asset Global Opportunity Fund	2,121	3,432

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund and declared and paid quarterly for Multi-Asset Global Opportunity Fund. Taxable net realized

Notes to Financial Statements (unaudited)(continued)

gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Emerging Markets Corporate Debt Fund		Emerging Markets Currency Fund
	Six Months Ended 6/30/2014 (unaudited)	Period Ended 12/31/2013*	Six Months Ended 6/30/2014 (unaudited)	Year Ended 12/31/2013
Distributions paid from:
Ordinary income	$268,553	$15,144	$5,886,558	$6,786,193
Return of capital	—	—	—	5,149,859
Total distributions paid	$268,553	$15,144	$5,886,558	$11,936,052

*	For the period December 6, 2013 (commencement of operations) to December 31, 2013.

	Emerging Markets Local Bond Fund		Multi-Asset Global Opportunity Fund
	Six Months Ended 6/30/2014 (unaudited)	Period Ended 12/31/2013**	Six Months Ended 6/30/2014 (unaudited)	Year Ended 12/31/2013
Distributions paid from:
Tax-exempt income	$—	$—	$—	$38,049
Ordinary income	235,583	229,563	3,983,597	7,855,560
Net long-term capital gains	—	—	—	1,939,046
Total distributions paid	$235,583	$229,563	$3,983,597	$9,832,655

**	For the period June 21, 2013 (commencement of operations) to December 31, 2013.

As of December 31, 2013, the capital loss carryforwards, along with the related expiration dates, were as follows:

	Indefinite	Total
Emerging Markets Currency Fund	$15,857,309	$15,857,309
Emerging Markets Local Bond Fund	6,934	6,934

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets	Emerging Markets
	Corporate Debt Fund	Currency Fund
Tax cost	$11,170,892	$505,479,069
Gross unrealized gain	428,442	2,278,469
Gross unrealized loss	(8,212)	(4,231,331)
Net unrealized security gain (loss)	$420,230	$(1,952,862)

	Emerging Markets	Multi-Asset Global
	Local Bond Fund	Opportunity Fund
Tax cost	$8,404,365	$241,981,097
Gross unrealized gain	204,482	28,166,645
Gross unrealized loss	(243,520)	(355,405)
Net unrealized security gain (loss)	$(39,038)	$27,811,240

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Emerging Markets Corporate Debt Fund	$—	$19,969,649	$—	$18,736,473
Emerging Markets Currency Fund	11,730,940	334,862,166	15,366,611	181,125,768
Emerging Markets Local Bond Fund	—	2,472,783	—	1,667,643
Multi-Asset Global Opportunity Fund	—	61,278,428	—	32,467,259

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2014 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2014 (as described in note 2(h)) to

Notes to Financial Statements (unaudited)(continued)

hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund entered into credit default swaps for the six months ended June 30, 2014 (as described in note 2(n)) for investment purposes) to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Emerging Markets Currency Fund entered into interest rate swaps for the six months ended June 30, 2014 (as described in note 2(m)) to hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

As of June 30, 2014, each Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

Emerging Markets Corporate Debt Fund

Liability Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(4)	$6,921	$6,921
Total	$6,921	$6,921

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Currency Fund
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$—	$7,122,795	$—	$7,122,795
Futures Contracts(2)	9,539	—	—	9,539
Total	$9,539	$7,122,795	$—	$7,132,334

Liability Derivatives
Credit Default Swaps(3)	$—	$—	$25,747	$25,747
Forward Foreign Currency Exchange Contracts(4)	—	3,080,763	—	3,080,763
Futures Contracts(2)	223,591	—	—	223,591
Interest Rate Swaps(5)	82,763	—	—	82,763
Total	$306,354	$3,080,763	$25,747	$3,412,864

Emerging Markets Local Bond Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(2)	$21,180	$21,180
Total	$21,180	$21,180

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$33,192	$33,192
Total	$33,192	$33,192

Multi-Asset Global Opportunity Fund
	Interest Rate Contracts	Fair Value
Liability Derivatives
Futures Contracts(3)	$28,565	$28,565
Total	$28,565	$28,565

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(4)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(5)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of interest rate swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2014, were as follows:

Emerging Markets Corporate Debt Fund
	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$(954)	$(954)
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$6,921	$6,921
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$139,158	$139,158

Emerging Markets Currency Fund
	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Total
Net Realized Gain (Loss)(1)
Credit Default Swaps	$—	$—	$3,556	$3,556
Forward Foreign Currency Exchange Contracts	—	11,236,827	—	11,236,827
Futures Contracts	(421,590)	—	—	(421,590)
Interest Rate Swaps	(53,561)	—	—	(53,561)
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	$—	$—	$10,895	$10,895
Forward Foreign Currency Exchange Contracts	—	5,279,936	—	5,279,936
Futures Contracts	(1,071,263)	—	—	(1,071,263)
Interest Rate Swaps	(32,989)	—	—	(32,989)
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	$—	$—	$3,300,000	$3,300,000
Forward Foreign Currency Exchange Contracts(3)	—	608,292,102	—	608,292,102
Futures Contracts(4)	968	—	—	968
Interest Rate Swaps(3)	$4,142,857	—	—	$4,142,857

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Local Bond Fund
	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$18,058	$18,058
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$12,197	$12,197
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$3,725,408	$3,725,408

Multi-Asset Global Opportunity Fund
	Interest Rate Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$(2,427)	$(2,427)
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$(28,565)	$(28,565)
Average Number of Contracts/Notional Amounts*
Futures Contracts(4)	21	21

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2014.
(1)	Statements of Operations location: Net realized gain on investments, futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amount in U. S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$241,729	$—	$241,729
Total	$241,729	$—	$241,729

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$241,729	$—	$—	$(241,729)	$—
Total	$241,729	$—	$—	$(241,729)	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$6,921	$—	$6,921
Total	$6,921	$—	$6,921

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$798	$—	$—	$—	$798
Credit Suisse	4,190	—	—	—	4,190
Goldman Sachs	1,933	—	—	—	1,933
Total	$6,921	$—	$—	$—	$6,921

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Currency Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$7,122,795	$—	$7,122,795
Total	$7,122,795	$—	$7,122,795

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$573,781	$(13,598)	$(320,000)	$—	$240,183
Barclays Bank plc	833,744	(543,540)	—	—	290,204
Deutsche Bank	15,603	(15,603)	—	—	—
Goldman Sachs	292,131	(292,131)	—	—	—
J.P. Morgan Chase	2,760,799	(1,471,586)	(370,000)	—	919,213
Morgan Stanley	1,287,724	(31,993)	—	(1,255,731)	—
UBS AG	1,359,013	(23,947)	(1,000,000)	—	335,066
Total	$7,122,795	$(2,392,398)	$(1,690,000)	$(1,255,731)	$1,784,666

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swaps	$25,747	$—	$25,747
Forward Foreign Currency Exchange Contracts	3,080,763	—	3,080,763
Total	$3,106,510	$—	$3,106,510

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$13,598	$(13,598)	$—	$—	$—
Barclays Bank plc	543,540	(543,540)	—	—	—
Credit Suisse	13,067	—	—	—	13,067
Deutsche Bank	88,529	(15,603)	(72,926)	—	—
Goldman Sachs	920,250	(292,131)	(628,119)	—	—
J.P. Morgan Chase	1,471,586	(1,471,586)	—	—	—
Morgan Stanley	31,993	(31,993)	—	—	—
UBS AG	23,947	(23,947)	—	—	—
Total	$3,106,510	$(2,392,398)	$(701,045)	$—	$13,067

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Local Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$21,180	$—	$21,180
Repurchase Agreement	219,385	—	219,385
Total	$240,565	$—	$240,565

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$9,522	$(9,522)	$—	$—	$—
Citibank	1,449	(1,449)	—	—	—
Credit Suisse	1,354	(1,354)	—	—	—
Deutsche Bank	159	—	—	—	159
Fixed Income Clearing Corp.	219,385	—	—	(219,385)	—
Morgan Stanley	8,696	(8,136)	—	—	560
Total	$240,565	$(20,461)	$—	$(219,385)	$719

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$33,192	$—	$33,192
Total	$33,192	$—	$33,192

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$10,859	$(9,522)	$—	$—	$1,337
Citibank	7,097	(1,449)	—	—	5,648
Credit Suisse	3,914	(1,354)	—	—	2,560
Goldman Sachs	3,186	—	—	—	3,186
Morgan Stanley	8,136	(8,136)	—	—	—
Total	$33,192	$(20,461)	$—	$—	$12,731

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Global Opportunity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$153,251	$—	$153,251
Total	$153,251	$—	$153,251

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$153,251	$—	$—	$(153,251)	$—
Total	$153,251	$—	$—	$(153,251)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2014.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of June 30, 2014.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10	LINE OF CREDIT

Effective June 30, 2014, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Notes to Financial Statements (unaudited)(continued)

Prior to June 30, 2014, the Funds and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

As of June 30, 2014, there were no loans outstanding under the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the six months ended June 30, 2014:

Affiliated Issuer	Balance of Shares Held at 12/31/2013	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/2014	Fair Value at 6/30/2014	Net Realized Gain (Loss) 1/1/2014 to 6/30/2014	Dividend Income 1/1/2014 to 6/30/2014
Lord Abbett Affiliated Fund, Inc. – Class I	270,769	260,158	(364,557)	166,370	$2,735,123	$234,086	$30,743
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	55,084	—	—	55,084	1,251,498	—	—
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	1,232,655	225,428	—	1,458,083	32,967,265	—	—
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	6,035,185	2,362,547	(448,332)	7,949,400	50,717,170	(189,076)	564,580
Lord Abbett Investment Trust – High Yield Fund – Class I	2,923,676	652,760	(5,530)	3,570,906	28,924,336	1,915	752,748
Lord Abbett Municipal Income Fund – High Yield Municipal Bond Fund – Class I	452,119	42,701	(494,820)	—	—	104,438	56,944
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	—	93,904	—	93,904	1,335,311	—	878
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	9,884,120	2,113,370	(27,825)	11,969,665	114,310,297	62,865	3,024,070
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	1,430,354	143,684	(211,258)	1,362,780	34,205,788	2,162,583	—
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	1,887,580	1,631,403	(2,817,379)	701,604	3,192,297	(18,562)	102,412
Total					$269,639,085	$2,358,249	$4,532,375

Notes to Financial Statements (unaudited)(continued)

13.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are non-diversified, which means that they each may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds.

Notes to Financial Statements (unaudited)(continued)

The mortgage-related securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Emerging Markets Local Bond Fund may have limited recourse in such instances.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

The value of Multi-Asset Global Opportunity Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Corporate Debt Fund	Six Months Ended June 30, 2014 (unaudited)		Period Ended December 31, 2013†
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	61,072	$923,335	322,470	$4,837,000
Reinvestment of distributions	8,825	135,511	503	7,530
Shares reacquired	(4)	(71)	—	—
Increase	69,893	$1,058,775	322,973	$4,844,530

Class C Shares
Shares sold	1,745	$27,158	6,667	$100,000
Reinvestment of distributions	139	2,138	7	113
Increase	1,884	$29,296	6,674	$100,113

Class F Shares
Shares sold	1,274	$20,000	6,666	$100,000
Reinvestment of distributions	166	2,542	11	162
Increase	1,440	$22,542	6,677	$100,162

Class I Shares
Shares sold	—	$—	320,000	$4,800,000
Reinvestment of distributions	7,930	121,728	537	8,038
Increase	7,930	$121,728	320,537	$4,808,038

Class R2 Shares
Shares sold	—	$—	6,667	$100,000
Reinvestment of distributions	165	2,535	11	167
Increase	165	$2,535	6,678	$100,167

Class R3 Shares
Shares sold	—	$—	6,667	$100,000
Reinvestment of distributions	165	2,535	11	167
Increase	165	$2,535	6,678	$100,167

†	For the period December 6, 2013 (commencement of operations) to December 31, 2013.

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Currency Fund	Six Months Ended June 30, 2014 (unaudited)		Year Ended December 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	884,454	$5,455,258	2,857,721	$18,815,750
Converted from Class B*	4,725	29,347	26,630	171,944
Reinvestment of distributions	76,909	479,730	245,120	1,571,783
Shares reacquired	(1,834,056)	(11,393,625)	(6,616,666)	(42,303,099)
Decrease	(867,968)	$(5,429,290)	(3,487,195)	$(21,743,622)

Class B Shares
Shares sold	72	$452	2,681	$17,521
Reinvestment of distributions	653	4,083	2,434	15,693
Shares reacquired	(26,273)	(164,155)	(50,905)	(328,294)
Converted to Class A*	(4,703)	(29,347)	(26,509)	(171,944)
Decrease	(30,251)	$(188,967)	(72,299)	$(467,024)

Class C Shares
Shares sold	51,435	$321,073	509,614	$3,377,528
Reinvestment of distributions	13,476	84,470	47,887	308,679
Shares reacquired	(690,782)	(4,305,368)	(2,076,141)	(13,335,387)
Decrease	(625,871)	$(3,899,825)	(1,518,640)	$(9,649,180)

Class F Shares
Shares sold	891,730	$5,547,019	4,509,167	$29,402,823
Reinvestment of distributions	46,513	289,937	161,291	1,033,696
Shares reacquired	(1,800,018)	(11,162,995)	(9,694,342)	(62,037,420)
Decrease	(861,775)	$(5,326,039)	(5,023,884)	$(31,600,901)

Class I Shares
Shares sold	27,385,271	$168,582,292	19,633,853	$124,986,620
Reinvestment of distributions	772,998	4,831,016	1,266,389	8,070,289
Shares reacquired	(7,882,615)	(49,467,078)	(14,683,234)	(93,725,175)
Increase	20,275,654	$123,946,230	6,217,008	$39,331,734

Class P Shares
Shares sold	4	$20	1	$5
Reinvestment of distributions	13	77	36	233
Shares reacquired	(99)	(591)	(293)	(1,842)
Decrease	(82)	$(494)	(256)	$(1,604)

Class R2 Shares
Shares sold	4,878	$30,233	13,429	$86,850
Reinvestment of distributions	28	177	37	232
Shares reacquired	(5,656)	(34,424)	(19,051)	(125,707)
Decrease	(750)	$(4,014)	(5,585)	$(38,625)

Class R3 Shares
Shares sold	17,826	$111,047	51,060	$329,864
Reinvestment of distributions	797	4,962	1,785	11,398
Shares reacquired	(16,535)	(102,474)	(66,849)	(436,271)
Increase (decrease)	2,088	$13,535	(14,004)	$(95,009)

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Local Bond Fund	Six Months Ended June 30, 2014 (unaudited)		Period Ended December 31, 2013†
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	36,355	$532,227	395,448	$5,899,956
Reinvestment of distributions	10,308	147,821	10,700	157,097
Shares reacquired	(12,441)	(177,447)	(62,062)	(933,005)
Increase	34,222	$502,601	344,086	$5,124,048

Class C Shares
Shares sold	3,854	$54,469	15,415	$229,822
Reinvestment of distributions	377	5,410	350	5,128
Shares reacquired	(102)	(1,466)	(76)	(1,109)
Increase	4,129	$58,413	15,689	$233,841

Class F Shares
Shares sold	—	$—	7,857	$118,003
Reinvestment of distributions	223	3,196	247	3,626
Shares reacquired	(11)	(159)	(6)	(92)
Increase	212	$3,037	8,098	$121,537

Class I Shares
Shares sold	—	$—	153,333	$2,300,000
Reinvestment of distributions	4,952	70,982	5,604	82,316
Increase	4,952	$70,982	158,937	$2,382,316

Class R2 Shares
Shares sold	—	$—	6,667	$100,000
Reinvestment of distributions	214	3,076	223	3,278
Increase	214	$3,076	6,890	$103,278

Class R3 Shares
Shares sold	—	$—	6,667	$100,000
Reinvestment of distributions	214	3,078	227	3,330
Increase	214	$3,078	6,894	$103,330

†	For the period June 21, 2013 (commencement of operations) to December 31, 2013.

Multi-Asset Global Opportunity Fund	Six Months Ended June 30, 2014 (unaudited)		Year Ended December 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,246,217	$28,638,986	2,921,816	$35,619,771
Converted from Class B*	18,595	235,170	77,166	935,861
Reinvestment of distributions	187,854	2,429,766	490,264	5,977,474
Shares reacquired	(978,235)	(12,384,936)	(1,988,433)	(24,180,375)
Increase	1,474,431	$18,918,986	1,500,813	$18,352,731

Class B Shares
Shares sold	19,574	$224,601	52,408	$578,867
Reinvestment of distributions	5,961	70,687	23,246	260,011
Shares reacquired	(82,124)	(949,807)	(125,720)	(1,398,897)
Converted to Class A*	(20,283)	(235,170)	(83,880)	(935,861)
Decrease	(76,872)	$(889,689)	(133,946)	$(1,495,880)

Notes to Financial Statements (unaudited)(concluded)

Multi-Asset Global Opportunity Fund	Six Months Ended June 30, 2014 (unaudited)		Year Ended December 31, 2013
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	799,503	$9,328,856	1,128,867	$12,695,675
Reinvestment of distributions	42,318	502,371	117,122	1,314,200
Shares reacquired	(290,694)	(3,389,004)	(940,152)	(10,435,849)
Increase	551,127	$6,442,223	305,837	$3,574,026

Class F Shares
Shares sold	307,632	$3,952,348	396,353	$4,857,237
Reinvestment of distributions	7,043	91,201	14,236	174,793
Shares reacquired	(156,503)	(1,985,940)	(104,449)	(1,261,563)
Increase	158,172	$2,057,609	306,140	$3,770,467

Class I Shares
Shares sold	210,948	$2,756,124	699,309	$8,359,983
Reinvestment of distributions	38,573	501,858	101,147	1,242,475
Shares reacquired	(2,271)	(28,469)	(27,188)	(331,641)
Increase	247,250	$3,229,513	773,268	$9,270,817

Class R2 Shares
Shares sold	1,287	$16,785	1,409	$17,074
Reinvestment of distributions	106	1,402	324	4,000
Shares reacquired	(269)	(3,389)	(3,927)	(48,452)
Increase (decrease)	1,124	$14,798	(2,194)	$(27,378)

Class R3 Shares
Shares sold	62,882	$797,765	136,898	$1,662,308
Reinvestment of distributions	6,936	90,116	20,370	249,294
Shares reacquired	(60,537)	(767,500)	(150,355)	(1,822,407)
Increase	9,281	$120,381	6,913	$89,195

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of June 30, 2014, Multi-Asset Global Opportunity Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	1.01%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	0.46%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	12.23%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	18.81%
Lord Abbett Investment Trust – High Yield Fund – Class I	10.73%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	0.50%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	42.39%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	12.69%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	1.18%

The Ten Largest Holdings and the Holdings by Sector, as of June 30, 2014, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.77%
Pfizer, Inc.	3.63%
Chevron Corp.	3.49%
Cisco Systems, Inc.	3.45%
Wal-Mart Stores, Inc.	2.74%
Intel Corp.	2.43%
McDonald’s Corp.	2.36%
Altria Group, Inc.	2.11%
AT&T, Inc.	2.11%
Apple, Inc.	2.08%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	6.52%
Consumer Staples	10.19%
Energy	11.00%
Financials	20.67%
Health Care	11.46%
Industrials	11.26%
Information Technology	13.90%
Materials	5.06%
Telecommunication Services	4.04%
Utilities	5.52%
Repurchase Agreement	0.38%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Equity Trust—Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.19%
Chevron Corp.	4.11%
Pfizer, Inc.	3.96%
Exxon Mobil Corp.	3.25%
Citigroup, Inc.	2.87%
Aetna, Inc.	2.47%
AT&T, Inc.	2.38%
Express Scripts Holding Co.	1.92%
Capital One Financial Corp.	1.92%
Allstate Corp. (The)	1.86%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.74%
Consumer Staples	6.38%
Energy	14.37%
Financials	29.08%
Health Care	12.67%
Industrials	9.91%
Information Technology	8.40%
Materials	3.38%
Telecommunication Services	2.77%
Utilities	5.80%
Repurchase Agreement	0.50%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust—Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Whirlpool Corp.	2.31%
XL Group plc	2.28%
St. Jude Medical, Inc.	2.28%
Rock-Tenn Co. Class A	2.09%
CF Industries Holdings, Inc.	2.07%
Rowan Cos., plc Class A	2.02%
Great Plains Energy, Inc.	1.97%
Invesco Ltd.	1.97%
Avnet, Inc.	1.93%
Everest Re Group Ltd.	1.92%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.78%
Consumer Staples	2.96%
Energy	6.08%
Financials	32.47%
Health Care	8.31%
Industrials	10.41%
Information Technology	10.84%
Materials	6.70%
Utilities	0.85%
Repurchase Agreement	11.60%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc.—Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
US Bank NA, 3.778%, 4/29/2020	1.02%
Western Union Co. (The), 1.227%, 8/21/2015	1.00%
Citigroup, Inc., 0.501%, 6/9/2016	0.87%
QVC, Inc., 7.375%, 10/15/2020	0.85%
Plains Exploration & Production Co., 7.625%, 4/1/2020	0.82%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.76%
Fidelity National Information Services, Inc., 7.875%, 7/15/2020	0.74%
Crosstex Energy LP/Crosstex Energy Finance Corp., 7.125%, 6/1/2022	0.73%
Wachovia Bank Commercial Mortgage Trust 2005-C21 D, 5.414%, 10/15/2044	0.71%
Midcontinent Express Pipeline LLC, 5.45%, 9/15/2014	0.70%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Asset Backed	16.79%
Automotive	1.38%
Banking	7.36%
Basic Industry	3.24%
Capital Goods	1.39%
Consumer Cyclical	1.86%
Consumer Non-Cyclical	1.50%
Energy	11.10%
Financial Services	2.10%
Foreign Government	0.05%
Health Care	2.95%
Insurance	0.37%
Media	1.18%
Mortgage Backed	32.29%
Real Estate	3.84%
Services	4.79%
Supranational	0.05%
Technology & Electronics	2.20%
Telecommunications	1.52%
Utility	4.04%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust—High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Corp., 7.875%, 9/15/2023	1.57%
First Data Corp., 12.625%, 1/15/2021	0.77%
Albertson’s LLC Bridge Term Loan, 1.00%, 6/6/2022	0.69%
Seven Generations Energy Ltd. (Canada), 8.25%, 5/15/2020	0.69%
DISH DBS Corp., 5.875%, 7/15/2022	0.61%
Intelsat Luxembourg SA (Luxembourg), 7.75%, 6/1/2021	0.60%
Alliance Data Systems Corp., 6.375%, 4/1/2020	0.59%
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	0.59%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75%, 3/1/2022	0.54%
Hema Bondco I BV, 6.25%, 6/15/2019	0.54%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Airlines	0.28%
Asset Backed	0.15%
Automotive	1.53%
Banking	2.75%
Basic Industry	10.38%
Capital Goods	4.28%
Consumer Cyclical	6.19%
Consumer Non-Cyclical	5.61%
Energy	14.97%
Financial Services	3.36%
Foreign Government	0.16%
Health Care	7.77%
Insurance	1.24%
Media	8.57%
Municipal	0.12%
Real Estate	0.36%
Services	13.17%
Technology & Electronics	6.82%
Telecommunications	7.17%
Utilities	3.45%
Repurchase Agreement	1.67%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust—Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.375%, 3/15/2015	2.41%
LB-UBS Commercial Mortgage Trust 2006-C7 AM, 5.378%, 11/15/2038	0.88%
DDR Corp. 2009-DDR1 A, 3.807%, 10/14/2022	0.77%
Fidelity National Information Services, Inc., 7.875%, 7/15/2020	0.65%
U.S Treasury Note, 0.25%, 4/15/2016	0.63%
GS Mortgage Securities Trust 2012-GC6 XA, 2.144%, 1/10/2045	0.62%
QVC, Inc., 7.50%, 10/1/2019	0.62%
Air Lease Corp., 5.625%, 4/1/2017	0.59%
Government National Mortgage Assoc. 2014-64 A, 2.20%, 2/16/2045	0.58%
Government National Mortgage Assoc. 2014-64 IO, 1.31%, 12/16/2054	0.57%

Holdings by Sector*	% of Investments
Auto	0.63%
Basic Industry	0.66%
Capital Goods	0.06%
Consumer Cyclicals	4.02%
Consumer Discretionary	1.49%
Consumer Non-Cyclical	0.04%
Consumer Services	1.39%
Consumer Staples	1.03%
Energy	7.02%
Financial Services	51.49%
Foreign Government	0.31%
Health Care	3.98%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust—Inflation Focused Fund (continued)

Holdings by Sector*	% of Investments
Integrated Oils	1.95%
Materials and Processing	2.94%
Municipal	0.01%
Producer Durables	0.60%
Technology	1.82%
Telecommunications	1.43%
Transportation	0.83%
U.S. Government	10.54%
Utilities	1.25%
Repurchase Agreement	6.51%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust—International Dividend Income Fund

Ten Largest Holdings	% of Investments
TDC A/S	2.11%
National Australia Bank Ltd.	2.07%
Total SA ADR	2.06%
BP plc	1.82%
Royal Dutch Shell plc ADR	1.81%
Eni SpA ADR	1.77%
EDP—Energias de Portugal SA	1.75%
Mirvac Group	1.61%
Imperial Tobacco Group plc	1.61%
Roche Holding AG	1.60%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.86%
Consumer Staples	5.07%
Energy	11.81%
Financials	25.89%
Health Care	5.75%
Industrials	11.02%
Information Technology	3.06%
Materials	3.03%
Telecommunication Services	10.79%
Utilities	12.95%
Repurchase Agreement	2.77%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc. (The)	2.29%
SunTrust Banks, Inc.	2.06%
Cimarex Energy Co.	1.85%
XL Group plc	1.79%
M&T Bank Corp.	1.72%
Jones Lang LaSalle, Inc.	1.72%
Invesco Ltd.	1.70%
Fidelity National Information Services, Inc.	1.69%
Ryder System, Inc.	1.58%
Lincoln National Corp.	1.57%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.14%
Consumer Staples	1.58%
Energy	8.87%
Financials	30.08%
Health Care	11.37%
Industrials	14.90%
Information Technology	8.98%
Materials	7.24%
Utilities	7.73%
Repurchase Agreement	1.11%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust—Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.375%, 3/15/15	2.54%
Air Lease Corp., 5.625%, 4/1/2017	0.74%
QVC, Inc., 7.50%, 10/1/2019	0.62%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.57%
Banc of America Re-Remic Trust, 2.808%, 6/5/2028	0.56%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.54%
Fidelity National Information Services, Inc., 7.875%, 7/15/2020	0.51%
U.S. Treasury Note, 2.125%, 12/31/2015	0.49%
Host Hotels & Resorts LP, 5.875%, 6/15/2019	0.49%
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM, 5.149%, 8/12/2048	0.48%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Auto	0.89%
Basic Industry	0.68%
Capital Goods	0.06%
Consumer Cyclicals	4.29%
Consumer Discretionary	1.47%
Consumer Non-Cyclical	0.04%
Consumer Services	1.60%
Consumer Staples	1.03%
Energy	7.69%
Financial Services	53.31%
Foreign Government	0.57%
Health Care	4.46%
Integrated Oils	2.64%
Materials and Processing	2.97%
Municipal	0.05%
Producer Durables	0.75%
Technology	2.03%
Telecommunications	1.42%
Transportation	0.93%
U.S. Government	8.94%
Utilities	2.18%
Repurchase Agreement	2.00%
Total	100.00%

*	A sector may comprise several industries.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Lord Abbett Global Fund, Inc.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Emerging Markets Corporate Debt Fund Lord Abbett Emerging Markets Currency Fund Lord Abbett Emerging Markets Local Bond Fund Lord Abbett Multi-Asset Global Opportunity Fund	LAGF-3-0614 (08/14)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:        Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: August 18, 2014

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: August 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: August 18, 2014

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: August 18, 2014